Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 48.1%
	Financials — 8.6%
$ 1,250,000	Allstate Corp. (The), 1.450%, 12/15/30	$ 1,247,640
685,000	Ally Financial, Inc., 5.750%, 11/20/25	797,505
940,000	American Financial Group, Inc., 5.250%, 4/2/30	1,163,201
1,050,000	Ares Capital Corp., 3.250%, 7/15/25	1,112,785
194,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 4.250%, 4/15/26	209,009
200,000	Banco Nacional de Panama (Panama), 144a, 2.500%, 8/11/30	200,000
754,000	Bank of America Corp., 3.705%, 4/24/28	858,398
1,000,000	Bank of America Corp., MTN, 4.000%, 1/22/25	1,123,682
896,000	Bank of Montreal (Canada), 3.803%, 12/15/32	1,015,608
917,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	957,288
612,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	812,980
665,000	Citigroup, Inc., 3.200%, 10/21/26	743,249
426,000	Citigroup, Inc., 4.750%, 5/18/46	569,144
670,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	688,425
1,343,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 0.791%, 2/15/27(A)	1,254,555
425,000	Credit Acceptance Corp., 6.625%, 3/15/26	452,625
152,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	156,750
468,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	558,580
232,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	241,280
525,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	604,812
719,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	820,698
1,146,000	Huntington Bancshares, Inc., 2.550%, 2/4/30	1,229,024
1,250,000	JP Morgan Chase & Co., 2.956%, 5/13/31	1,370,739
961,000	JP Morgan Chase & Co., 3.509%, 1/23/29	1,092,932
923,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	1,042,290
159,000	MGIC Investment Corp., 5.250%, 8/15/28	170,130
955,000	Morgan Stanley, 3.950%, 4/23/27	1,104,122
301,000	Navient Corp., 5.500%, 1/25/23	314,545
280,000	Navient Corp., 5.875%, 10/25/24	297,500
302,000	Navient Corp., 7.250%, 9/25/23	330,986
982,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	1,096,021
629,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	740,780
1,185,000	NTC Capital I, Ser A, (3M LIBOR +0.520%), 0.757%, 1/15/27(A)	1,127,297
100,000	OneMain Finance Corp., 4.000%, 9/15/30	103,761
118,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	124,785
1,394,000	PNC Capital Trust, (3M LIBOR +0.570%), 0.795%, 6/1/28(A)	1,322,446
83,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	82,378
327,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	358,065
125,000	Quicken Loans LLC, 144a, 5.250%, 1/15/28	133,437
143,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	148,362
184,000	Springleaf Finance Corp., 8.875%, 6/1/25	208,150
1,164,000	Toronto-Dominion Bank (The) (Canada), MTN, 1.150%, 6/12/25	1,188,571
1,991,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 0.890%, 5/15/27(A)	1,916,580
		31,091,115
	Industrials — 5.5%
433,000	Amsted Industries, Inc., 144a, 5.625%, 7/1/27	460,062
Principal Amount		Market Value

	Industrials — (Continued)
$ 389,000	Beacon Roofing Supply, Inc., 144a, 4.875%, 11/1/25	$ 398,239
945,000	Bemis Co., Inc., 2.630%, 6/19/30	1,023,381
187,000	Boeing Co. (The), 3.600%, 5/1/34	196,900
277,000	Boeing Co. (The), 5.040%, 5/1/27	323,833
298,000	Boeing Co. (The), 5.805%, 5/1/50	410,687
776,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,150,597
252,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	262,395
510,000	Carrier Global Corp., 3.577%, 4/5/50	570,701
515,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	547,348
887,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	932,459
1,073,000	CRH America Finance, Inc. (Ireland), 144a, 4.500%, 4/4/48	1,352,296
83,000	Delta Air Lines, Inc., 3.750%, 10/28/29	80,448
369,000	Embraer Netherlands Finance BV (Brazil), 5.050%, 6/15/25	391,144
363,000	Embraer Netherlands Finance BV (Brazil), 5.400%, 2/1/27	385,691
893,000	FedEx Corp., 5.100%, 1/15/44	1,204,387
38,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	39,714
125,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	143,281
152,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	152,380
153,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	155,773
219,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	221,343
35,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	42,175
54,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	66,033
1,170,000	John Deere Capital Corp., MTN, 2.450%, 1/9/30	1,283,218
78,000	Meritor, Inc., 144a, 4.500%, 12/15/28	79,950
125,000	Meritor, Inc., 144a, 6.250%, 6/1/25	135,000
292,000	Moog, Inc., 144a, 4.250%, 12/15/27	302,950
166,000	New Enterprise Stone & Lime Co., Inc., 144a, 6.250%, 3/15/26	170,150
797,000	Norfolk Southern Corp., 4.837%, 10/1/41	1,087,816
594,000	Otis Worldwide Corp., 3.112%, 2/15/40	645,048
176,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	190,520
198,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	203,940
358,000	Quad/Graphics, Inc., 7.000%, 5/1/22	322,200
95,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	97,375
995,000	Roper Technologies, Inc., 2.950%, 9/15/29	1,093,149
204,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	205,357
100,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	107,250
166,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	166,830
48,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	50,160
39,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	40,073
56,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	58,800
117,000	TransDigm, Inc., 6.375%, 6/15/26	121,095
41,000	TransDigm, Inc., 6.500%, 5/15/25	42,128
315,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	335,475
37,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	40,896
375,000	Transnet SOC Ltd. (South Africa), 144a, 4.000%, 7/26/22	379,140
321,000	Trivium Packaging Finance BV (Netherlands), 144a, 5.500%, 8/15/26	339,458
465,000	Waste Management, Inc., 2.500%, 11/15/50	469,816
172,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	195,614

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.1% (Continued)
	Industrials — (Continued)
$ 122,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	$ 131,289
228,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	242,250
868,000	Xylem, Inc., 1.950%, 1/30/28	915,241
		19,963,455
	Communication Services — 5.3%
403,000	Alphabet, Inc., 1.900%, 8/15/40	395,529
554,000	Altice France SA (France), 144a, 7.375%, 5/1/26	583,085
122,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	124,135
307,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	310,899
604,000	AT&T, Inc., 4.500%, 5/15/35	732,915
47,000	Cable One, Inc., 144a, 4.000%, 11/15/30	48,821
200,000	Cablevision Lightpath LLC, 144a, 3.875%, 9/15/27	201,250
150,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	159,220
113,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	119,086
151,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	161,226
343,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	370,097
72,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	76,406
538,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.375%, 6/1/29	589,782
79,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	81,568
885,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,251,797
507,000	Comcast Corp., 4.000%, 3/1/48	638,721
648,000	Comcast Corp., 4.150%, 10/15/28	780,046
363,000	CommScope, Inc., 144a, 5.500%, 3/1/24	374,253
57,000	CommScope, Inc., 144a, 7.125%, 7/1/28	60,705
405,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	436,266
631,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	709,013
203,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	199,194
301,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	314,169
662,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	725,717
338,000	Deutsche Telekom International Finance BV (Germany), 8.750%, 6/15/30	534,775
274,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	222,625
27,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	27,560
233,000	Frontier Communications Corp., 144a, 5.000%, 5/1/28	242,902
99,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	107,044
120,000	GCI LLC, 144a, 4.750%, 10/15/28	127,986
76,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	77,425
443,000	GrubHub Holdings, Inc., 144a, 5.500%, 7/1/27	464,596
117,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	124,313
237,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	236,407
69,000	Level 3 Financing, Inc., 144a, 4.625%, 9/15/27	72,066
176,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	184,360
273,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	276,754
192,000	Meredith Corp., 144a, 6.500%, 7/1/25	203,520
281,000	Netflix, Inc., 4.875%, 4/15/28	316,884
50,000	Netflix, Inc., 144a, 5.375%, 11/15/29	58,938
125,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	130,781
242,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	255,310
611,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	647,086
Principal Amount		Market Value

	Communication Services — (Continued)
$ 137,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	$ 139,740
53,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	55,081
348,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	356,084
49,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	50,036
155,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	170,548
432,000	TEGNA, Inc., 5.000%, 9/15/29	456,372
330,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	401,970
187,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	230,010
1,144,000	T-Mobile USA, Inc., 144a, 3.875%, 4/15/30	1,324,981
642,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	646,246
731,000	ViacomCBS, Inc., 4.950%, 5/19/50	946,879
228,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	247,095
608,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	609,520
		19,389,794
	Energy — 5.1%
1,050,000	Aker BP ASA (Norway), 144a, 3.000%, 1/15/25	1,101,963
361,000	Apache Corp., 4.875%, 11/15/27	382,660
202,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	215,130
866,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	969,345
615,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	825,850
718,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	812,839
134,000	Cenovus Energy, Inc. (Canada), 5.375%, 7/15/25	151,078
790,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	922,542
124,000	Cheniere Energy Partners LP, 5.250%, 10/1/25	127,255
237,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	248,850
24,000	CNX Resources Corp., 144a, 6.000%, 1/15/29	24,588
77,000	Continental Resources, Inc., 4.900%, 6/1/44	76,154
75,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	83,249
279,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	270,630
400,000	Ecopetrol SA (Colombia), 6.875%, 4/29/30	516,400
23,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	24,610
890,000	Energy Transfer Operating LP, 4.950%, 6/15/28	1,025,827
350,000	Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 144a, 2.625%, 3/31/36	363,066
89,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	88,128
43,000	Global Partners LP / GLP Finance Corp., 144a, 6.875%, 1/15/29	46,548
500,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 4.750%, 4/19/27	580,000
400,000	KazMunayGas National Co. JSC (Kazakhstan), 144a, 5.750%, 4/19/47	536,020
63,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	64,893
178,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	183,785
299,000	Murphy Oil Corp., 6.375%, 12/1/42	263,494
947,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,280,324
664,000	NuStar Logistics LP, 5.625%, 4/28/27	707,160
23,000	Occidental Petroleum Corp., 4.100%, 2/15/47	18,801
242,000	Occidental Petroleum Corp., 4.200%, 3/15/48	197,230
125,000	Occidental Petroleum Corp., 6.125%, 1/1/31	133,775
194,000	Occidental Petroleum Corp., 6.375%, 9/1/28	204,670
240,000	Occidental Petroleum Corp., 6.625%, 9/1/30	260,580
187,000	Occidental Petroleum Corp., 8.500%, 7/15/27	215,807
494,000	PDC Energy, Inc., 5.750%, 5/15/26	510,055
221,000	PDC Energy, Inc., 6.125%, 9/15/24	227,102

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.1% (Continued)
	Energy — (Continued)
$ 200,000	Pertamina Persero PT (Indonesia), 144a, 6.450%, 5/30/44	$ 271,017
200,000	Petrobras Global Finance BV (Brazil), 6.850%, 6/5/2115	249,530
350,000	Petrobras Global Finance BV (Brazil), 7.375%, 1/17/27	433,157
200,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	230,600
200,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	244,752
100,000	Petroleos Mexicanos (Mexico), 4.875%, 1/24/22	102,830
204,000	Petroleos Mexicanos (Mexico), 6.840%, 1/23/30	213,543
181,000	Petroleos Mexicanos (Mexico), 7.690%, 1/23/50	182,493
814,000	Phillips 66 Partners LP, 3.150%, 12/15/29	846,837
300,000	Phillips 66 Partners LP, 3.750%, 3/1/28	325,469
95,000	Range Resources Corp., 9.250%, 2/1/26	99,275
25,780	Ruby Pipeline LLC, 144a, 7.750%, 4/1/22	25,520
200,000	Saudi Arabian Oil Co. (Saudi Arabia), 144a, 4.250%, 4/16/39	234,517
53,000	Southwestern Energy Co., 8.375%, 9/15/28	57,505
98,000	Sunoco LP / Sunoco Finance Corp., 144a, 4.500%, 5/15/29	101,920
169,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	179,650
125,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	128,631
427,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	434,473
403,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	431,210
350,000	YPF, SA (Argentina), 144a, 6.950%, 7/21/27	252,000
		18,705,337
	Consumer Staples — 4.9%
141,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 3.500%, 2/15/29	140,824
254,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	257,411
82,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 3.500%, 3/15/29	82,973
353,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	375,504
43,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	44,559
433,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	448,155
1,173,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,525,170
1,267,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.375%, 8/15/27	1,338,269
328,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.250%, 3/15/25	329,640
577,000	BAT International Finance PLC (United Kingdom), 1.668%, 3/25/26	590,628
462,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	477,592
45,000	Central Garden & Pet Co., 4.125%, 10/15/30	46,913
217,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	220,255
873,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	907,213
1,018,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	1,146,492
239,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	268,517
546,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	627,223
224,000	Kraft Heinz Foods Co., 144a, 3.875%, 5/15/27	241,329
717,000	Kroger Co. (The), 5.000%, 4/15/42	949,661
Principal Amount		Market Value

	Consumer Staples — (Continued)
$ 920,000	Mars, Inc., 144a, 3.875%, 4/1/39	$ 1,126,835
133,000	Michaels Stores, Inc., 144a, 4.750%, 10/1/27	136,325
335,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	336,675
61,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	65,270
392,000	Pilgrim's Pride Corp., 144a, 5.750%, 3/15/25	402,427
67,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	70,481
58,000	Post Holdings, Inc., 144a, 5.000%, 8/15/26	59,885
178,000	QVC, Inc., 4.375%, 9/1/28	184,435
290,000	QVC, Inc., 4.750%, 2/15/27	311,025
740,000	Reynolds American, Inc. (United Kingdom), 4.450%, 6/12/25	842,856
294,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	310,170
423,000	Staples, Inc., 144a, 7.500%, 4/15/26	441,726
256,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	273,600
696,000	Sysco Corp., 5.950%, 4/1/30	914,575
400,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	432,288
70,000	United Rentals North America, Inc., 3.875%, 11/15/27	73,325
435,000	United Rentals North America, Inc., 5.875%, 9/15/26	460,535
204,000	US Foods, Inc., 144a, 6.250%, 4/15/25	218,025
909,000	Walmart, Inc., 2.850%, 7/8/24	983,404
		17,662,190
	Health Care — 4.3%
569,000	AbbVie, Inc., 3.800%, 3/15/25	634,537
800,000	AbbVie, Inc., 4.450%, 5/14/46	1,017,752
127,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	135,573
162,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	166,455
896,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	1,057,053
81,000	AMN Healthcare, Inc., 144a, 4.625%, 10/1/27	84,853
111,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	115,964
300,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	309,198
236,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	256,355
247,000	Becton Dickinson and Co., (3M LIBOR +1.030%), 1.255%, 6/6/22(A)	249,001
518,000	Becton Dickinson and Co., 4.685%, 12/15/44	668,641
639,000	Bristol-Myers Squibb Co., 5.000%, 8/15/45	924,239
670,000	Cigna Corp., 4.375%, 10/15/28	809,820
407,000	CommonSpirit Health, 4.187%, 10/1/49	473,759
380,000	CommonSpirit Health, 4.200%, 8/1/23	410,650
574,000	CVS Health Corp., 4.300%, 3/25/28	683,037
477,000	CVS Health Corp., 5.125%, 7/20/45	642,214
177,000	DaVita, Inc., 144a, 3.750%, 2/15/31	179,719
167,000	DaVita, Inc., 144a, 4.625%, 6/1/30	177,229
1,019,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	1,160,587
117,000	Encompass Health Corp., 4.500%, 2/1/28	122,265
69,000	Encompass Health Corp., 4.625%, 4/1/31	73,830
677,000	HCA, Inc., 3.500%, 9/1/30	719,364
70,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	76,475
378,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	401,033
447,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	479,998
53,000	LifePoint Health, Inc., 144a, 6.750%, 4/15/25	56,912
900,000	Mylan, Inc., 4.550%, 4/15/28	1,069,922
221,000	Providence Service Corp. (The), 144a, 5.875%, 11/15/25	233,708
387,000	Select Medical Corp., 144a, 6.250%, 8/15/26	416,768
290,000	Tenet Healthcare Corp., 5.125%, 5/1/25	295,652
166,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	181,355

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.1% (Continued)
	Health Care — (Continued)
$ 105,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	$ 100,932
1,048,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	1,246,724
		15,631,574
	Utilities — 3.5%
584,000	American Water Capital Corp., 6.593%, 10/15/37	912,376
95,000	Calpine Corp., 144a, 5.000%, 2/1/31	99,275
48,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	51,480
1,090,000	DTE Energy Co., Ser D, 3.700%, 8/1/23	1,177,124
712,000	Duke Energy Progress LLC, 4.150%, 12/1/44	903,532
707,000	Edison International, 4.125%, 3/15/28	788,332
922,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	1,099,790
200,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 7.125%, 2/11/25	204,200
158,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	184,517
75,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	95,165
200,000	Genneia SA (Argentina), 144a, 8.750%, 1/20/22	184,000
656,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	805,510
1,217,000	Pacific Gas and Electric Co., 3.500%, 8/1/50	1,209,590
853,000	PacifiCorp., 5.750%, 4/1/37	1,214,507
130,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	137,150
200,000	Perusahaan Listrik Negara PT (Indonesia), 144a, 4.875%, 7/17/49	227,306
253,000	PG&E Corp., 5.000%, 7/1/28	269,445
47,000	PG&E Corp., 5.250%, 7/1/30	51,700
156,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	154,440
455,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	490,262
709,000	Virginia Electric & Power Co., 3.300%, 12/1/49	836,590
1,899,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 2.334%, 5/15/67(A)	1,628,353
		12,724,644
	Consumer Discretionary — 3.3%
281,000	Adient US LLC, 144a, 7.000%, 5/15/26	305,648
37,000	Carnival Corp., 144a, 7.625%, 3/1/26	40,311
265,000	Carnival Corp., 144a, 11.500%, 4/1/23	306,531
443,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	473,456
197,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	207,342
70,000	Dana, Inc., 5.625%, 6/15/28	75,371
92,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	100,419
79,000	Ford Motor Co., 4.750%, 1/15/43	80,580
151,000	Ford Motor Co., 9.000%, 4/22/25	185,127
262,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	274,445
362,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	381,910
230,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	245,525
200,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	217,460
407,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	427,220
555,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	619,596
456,000	General Motors Financial Co., Inc., 5.650%, 1/17/29	565,025
109,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	112,355
557,000	Home Depot, Inc. (The), 5.950%, 4/1/41	860,616
1,068,000	Hyundai Capital America, 144a, 2.650%, 2/10/25	1,122,178
450,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	475,875
69,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	74,002
1,100,000	Lowe's Cos, Inc., 4.500%, 4/15/30	1,369,244
58,000	Marriott International, Inc., 4.625%, 6/15/30	68,062
74,000	MDC Holdings, Inc., 3.850%, 1/15/30	82,285
49,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27†	53,410
127,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	148,469
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 180,000	Sonic Automotive, Inc., 6.125%, 3/15/27	$ 189,675
240,000	Speedway Motorsports LLC / Speedway Funding II Inc., 144a, 4.875%, 11/1/27	237,600
653,000	Starbucks Corp., 3.350%, 3/12/50	729,959
153,000	Taylor Morrison Communities, Inc., 144a, 5.875%, 6/15/27	173,398
394,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	423,057
1,225,000	Toyota Motor Credit Corp., MTN, 0.500%, 8/14/23	1,231,259
55,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	62,095
46,000	Vail Resorts, Inc., 144a, 6.250%, 5/15/25	49,105
53,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	55,070
163,000	Wyndham Hotels & Resorts, Inc., 144a, 5.375%, 4/15/26	168,705
		12,192,385
	Real Estate — 2.7%
660,000	American Homes 4 Rent LP REIT, 4.250%, 2/15/28	758,883
495,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	495,000
966,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	1,090,600
37,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	38,002
25,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	24,875
162,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	184,055
824,000	Equinix, Inc. REIT, 2.900%, 11/18/26	901,182
231,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	229,145
260,000	GLP Capital LP / GLP Financing II, Inc. REIT, 5.375%, 4/15/26	298,394
1,106,000	Healthcare Realty Trust, Inc. REIT, 2.400%, 3/15/30	1,153,503
178,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	187,790
247,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	266,760
248,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc. REIT, 5.625%, 5/1/24	269,365
453,000	Mid-America Apartments LP REIT, 3.750%, 6/15/24	493,477
338,000	MPT Operating Partnership LP / MPT Finance Corp. REIT, 5.250%, 8/1/26	353,886
782,000	Realty Income Corp. REIT, 3.250%, 1/15/31	886,493
691,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	770,407
70,000	SBA Communications Corp. REIT, 144a, 3.875%, 2/15/27	73,521
350,000	STORE Capital Corp. REIT, 4.500%, 3/15/28	398,440
710,000	STORE Capital Corp. REIT, 4.625%, 3/15/29	823,651
		9,697,429
	Information Technology — 2.7%
629,000	Apple, Inc., 4.650%, 2/23/46	894,096
97,000	Black Knight InfoServ LLC, 144a, 3.625%, 9/1/28	99,304
180,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	185,400
86,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	93,348
316,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	329,825
366,000	CDK Global, Inc., 4.875%, 6/1/27	386,130
1,020,000	Fiserv, Inc., 3.500%, 7/1/29	1,164,694
1,050,000	Hewlett Packard Enterprise Co., 4.650%, 10/1/24	1,191,855
161,000	j2 Global, Inc., 144a, 4.625%, 10/15/30	169,855
732,000	Mastercard, Inc., 3.300%, 3/26/27	835,127
122,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	129,069
604,000	Micron Technology, Inc., 5.327%, 2/6/29	755,535
462,000	Microsoft Corp., 3.500%, 2/12/35	569,045
23,000	NCR Corp., 144a, 8.125%, 4/15/25	25,614
852,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	1,026,458
204,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	212,160
370,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	395,167
624,000	Visa, Inc., 4.150%, 12/14/35	811,071

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 48.1% (Continued)
	Information Technology — (Continued)
$ 139,000	Western Digital Corp., 4.750%, 2/15/26	$ 153,595
251,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	267,132
		9,694,480
	Materials — 2.2%
31,000	Arconic Corp., 144a, 6.000%, 5/15/25	33,093
667,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	768,717
200,000	Braskem Netherlands Finance BV (Brazil), 144a, 4.500%, 1/10/28	210,540
300,000	Cemex SAB de CV (Mexico), 144a, 5.450%, 11/19/29	330,003
24,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	24,840
200,000	Corp. Nacional del Cobre de Chile (Chile), 144a, 4.500%, 9/16/25	229,579
135,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	135,140
931,000	Eagle Materials, Inc., 4.500%, 8/1/26	967,109
732,000	Ecolab, Inc., 4.800%, 3/24/30	934,025
181,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.750%, 5/15/22	186,204
373,000	Freeport-McMoRan, Inc., 5.000%, 9/1/27	395,380
21,000	Hudbay Minerals, Inc. (Peru), 144a, 6.125%, 4/1/29	22,628
241,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	250,339
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 144a, 5.450%, 5/15/30	240,849
200,000	Indonesia Asahan Aluminium Persero PT (Indonesia), 6.757%, 11/15/48	273,083
300,000	Industrias Penoles SAB de CV (Mexico), 144a, 5.650%, 9/12/49	389,625
75,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	77,813
200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	217,956
99,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	109,519
53,000	Minerals Technologies, Inc., 144a, 5.000%, 7/1/28	55,459
253,000	Novelis Corp., 144a, 5.875%, 9/30/26	264,385
272,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	279,480
789,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,055,386
200,000	Suzano Austria GmbH (Brazil), 5.000%, 1/15/30	227,126
80,000	US Concrete, Inc., 144a, 5.125%, 3/1/29	82,400
280,000	Vulcan Materials Co., 4.500%, 4/1/25	320,283
35,000	WR Grace & Co., 144a, 4.875%, 6/15/27	37,118
		8,118,079
	Total Corporate Bonds	$174,870,482
	U.S. Treasury Obligations — 14.6%
10,995,000	U.S. Treasury Bond, 1.125%, 8/15/40	10,409,173
1,286,000	U.S. Treasury Bond, 1.250%, 5/15/50	1,166,643
9,885,000	U.S. Treasury Bond, 1.375%, 8/15/50	9,257,920
3,600,000	U.S. Treasury Note, 0.250%, 6/30/25	3,590,859
11,040,000	U.S. Treasury Note, 0.250%, 10/31/25	10,992,562
3,000,000	U.S. Treasury Note, 0.625%, 5/15/30	2,932,969
6,285,000	U.S. Treasury Note, 1.500%, 9/30/21	6,349,814
3,930,000	U.S. Treasury Note, 1.500%, 10/31/24	4,118,978
3,900,000	U.S. Treasury Note, 1.500%, 11/30/24	4,089,668
	Total U.S. Treasury Obligations	$52,908,586
	Asset-Backed Securities — 11.2%
2,154,526	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	2,271,846
1,475,000	AGL CLO 6 Ltd. (Cayman Islands), Ser 2020-6A, Class A1, 144a, (3M LIBOR +1.950%), 2.201%, 7/20/31(A)	1,481,462
Principal Amount		Market Value
	Asset-Backed Securities — 11.2% (Continued)
$ 1,400,000	Aimco CLO 11 Ltd. (Cayman Islands), Ser 2020-11A, Class A2, 144a, (3M LIBOR +1.300%), 1.525%, 10/15/31(A)	$ 1,401,315
1,450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR +1.140%), 1.356%, 10/22/30(A)	1,449,417
1,375,000	Benefit Street Partners CLO XIX Ltd. (Cayman Islands), Ser 2019-19A, Class B, 144a, (3M LIBOR +2.000%), 2.237%, 1/15/33(A)	1,377,882
825,000	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class D, 144a, (1M LIBOR +2.750%), 2.909%, 9/15/35(A)	786,295
1,002,098	CF Hippolyta LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	1,020,752
1,505,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class A1R, 144a, (3M LIBOR +1.350%), 1.559%, 10/21/31(A)	1,506,826
2,309	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	2,406
2,895,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	2,823,409
491,790	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	494,416
33,557	FFMLT Trust, Ser 2005-FFA, Class M3, 6.017%, 3/25/25(A)(B)	33,972
139,736	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 7.870%, 12/25/29(A)(B)	169,536
11,858	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.589%, 10/25/31(A)(B)	12,652
698,904	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	700,374
457,442	Hertz Vehicle Financing II LP, Ser 2019-1A, Class A, 144a, 3.710%, 3/25/23	458,020
1,044,806	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	1,093,493
1,637,625	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	1,677,943
970,000	Jersey Mike's Funding, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	1,036,096
1,850,000	Madison Park Funding XVIII Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR +1.600%), 1.809%, 10/21/30(A)	1,844,461
1,505,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR +1.650%), 1.868%, 4/20/31(A)	1,506,047
117,422	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 0.703%, 8/25/36(A)	117,354
921,301	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	1,032,666
1,400,000	New Mountain CLO 1 Ltd. (Cayman Islands), Ser CLO-1A, Class A1, 144a, (3M LIBOR +1.550%), 1.791%, 10/15/32(A)	1,402,929
1,375,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2015-1A, Class B1R2, 144a, (3M LIBOR +1.900%), 2.121%, 11/15/32(A)	1,375,953
122,093	Orange Lake Timeshare Trust, Ser 2016-A, Class A, 144a, 2.610%, 3/8/29	123,659
1,265,875	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	1,277,254
700,000	Towd Point Mortgage Trust, Ser 2015-3, Class A2, 144a, 4.000%, 3/25/54(A)(B)	721,047
1,475,000	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	1,528,403

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 11.2% (Continued)
$ 650,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	$ 704,602
2,150,968	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	2,311,126
600,000	Voya CLO Ltd. (Cayman Islands), Ser 2017-4A, Class A1, 144a, (3M LIBOR +1.130%), 1.367%, 10/15/30(A)	600,011
1,505,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR +1.270%), 1.488%, 7/20/32(A)	1,505,414
3,225,250	Wendy's Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	3,324,717
1,475,000	Whitebox CLO II Ltd. (Cayman Islands), Ser 2020-2A, Class A1, 144a, (3M LIBOR +1.750%), 1.992%, 10/24/31(A)	1,482,478
	Total Asset-Backed Securities	$40,656,233
	Non-Agency Collateralized Mortgage Obligations — 6.6%
2,049	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 2.572%, 3/25/35(A)(B)	2,081
1,879,263	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.748%, 10/25/45(A)(B)	1,958,386
2,928,722	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.748%, 10/25/45(A)(B)	3,040,059
15,050	Alternative Loan Trust, Ser 2004-30CB, Class 3A1, 5.000%, 2/25/20	14,988
5,839	CSFB Mortgage-Backed Trust, Ser 2004-7, Class 6A1, 5.250%, 10/25/19	6,078
1,041,685	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.548%, 8/25/43(A)(B)	1,050,660
1,093,800	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.747%, 11/25/44(A)(B)	1,101,203
1,644,509	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.942%, 1/25/45(A)(B)	1,705,933
1,658,402	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.923%, 2/25/45(A)(B)	1,709,409
1,672,336	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.833%, 12/25/44(A)(B)	1,692,789
1,009,322	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	1,088,684
226,945	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	234,366
945,186	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	970,833
32,256	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 2.919%, 2/25/35(A)(B)	33,200
91,910	JP Morgan Mortgage Trust, Ser 2005-A2, Class 7CB1, 3.267%, 4/25/35(A)(B)	93,710
26,095	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.876%, 6/25/36(A)(B)	22,120
1,196,393	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 2.718%, 1/25/45(A)(B)	1,204,072
1,733,047	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.511%, 1/25/47(A)(B)	1,797,428
18,811	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	20,154
156,868	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	111,416
181,949	Sequoia Mortgage Trust, Ser 2013-1, Class B1, 3.612%, 2/25/43(A)(B)	187,267
213,335	Sequoia Mortgage Trust, Ser 2013-1, Class B2, 3.612%, 2/25/43(A)(B)	217,587
360,179	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.550%, 8/25/43(A)(B)	368,589
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 6.6% (Continued)
$ 330,181	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.500%, 5/25/43(A)(B)	$ 340,191
775,300	Sequoia Mortgage Trust, Ser 2014-2, Class B2, 144a, 4.083%, 7/25/44(A)(B)	800,734
1,269,213	Sequoia Mortgage Trust, Ser 2017-1, Class A4, 144a, 3.500%, 2/25/47(A)(B)	1,277,906
1,777,680	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	1,819,307
1,087,000	Sequoia Mortgage Trust, Ser 2018-CH4, Class A13, 144a, 4.500%, 10/25/48(A)(B)	1,124,328
62,576	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	63,937
	Total Non-Agency Collateralized Mortgage Obligations	$24,057,415
	U.S. Government Mortgage-Backed Obligations — 6.5%
132,073	FHLMC, Pool #1Q0339, (12M LIBOR +1.921%), 3.072%, 4/1/37(A)	139,841
10,623	FHLMC, Pool #A12886, 5.000%, 8/1/33	12,285
52,266	FHLMC, Pool #A13842, 6.000%, 9/1/33	58,816
7,434	FHLMC, Pool #A21415, 5.000%, 5/1/34	8,593
15,017	FHLMC, Pool #A35682, 5.000%, 7/1/35	17,471
9,519	FHLMC, Pool #A36523, 5.000%, 8/1/35	11,074
32,196	FHLMC, Pool #A46590, 5.000%, 8/1/35	35,661
4,280	FHLMC, Pool #A64971, 5.500%, 8/1/37	5,033
2,379,875	FHLMC, Pool #A89148, 4.000%, 10/1/39	2,623,904
84,369	FHLMC, Pool #A96485, 4.500%, 1/1/41	94,759
446,437	FHLMC, Pool #A97897, 4.500%, 4/1/41	505,827
16,537	FHLMC, Pool #C62740, 7.000%, 1/1/32	18,992
16,157	FHLMC, Pool #C72254, 6.500%, 7/1/32	18,708
38,501	FHLMC, Pool #C90986, 7.000%, 6/1/26	41,638
13,597	FHLMC, Pool #G02184, 5.000%, 4/1/36	15,808
2,360,249	FHLMC, Pool #G05624, 4.500%, 9/1/39	2,650,921
222,827	FHLMC, Pool #G05733, 5.000%, 11/1/39	259,191
84,664	FHLMC, Pool #J13584, 3.500%, 11/1/25	89,874
1,223,783	FHLMC REMICS, Pool #RA2970, 2.500%, 7/1/50	1,293,327
35,255	FNMA, Pool #255628, 5.500%, 2/1/25	39,336
9,571	FNMA, Pool #426830, 8.000%, 11/1/24	9,675
6,651	FNMA, Pool #540040, 7.500%, 6/1/28	6,676
11,836	FNMA, Pool #561741, 7.500%, 1/1/31	13,662
23,861	FNMA, Pool #640291, 7.000%, 8/1/32	24,249
14,879	FNMA, Pool #653502, 6.500%, 7/1/32	16,671
21,582	FNMA, Pool #670402, 6.500%, 6/1/32	24,390
120,710	FNMA, Pool #745257, 6.000%, 1/1/36	144,948
60,237	FNMA, Pool #748895, 6.000%, 12/1/33	64,534
42,690	FNMA, Pool #758564, 6.000%, 9/1/24	47,933
58,118	FNMA, Pool #810049, 5.500%, 3/1/35	65,331
88,836	FNMA, Pool #819297, 6.000%, 9/1/35	106,767
692,397	FNMA, Pool #881279, 5.000%, 11/1/36	803,789
25,023	FNMA, Pool #889060, 6.000%, 1/1/38	29,561
62,311	FNMA, Pool #889061, 6.000%, 1/1/38	73,878
5,822	FNMA, Pool #895657, 6.500%, 8/1/36	6,628
106,273	FNMA, Pool #905049, 5.500%, 11/1/36	118,787
411,935	FNMA, Pool #928553, 5.500%, 8/1/37	483,686
675,365	FNMA, Pool #931535, 5.500%, 7/1/39	750,576
159,488	FNMA, Pool #AA3467, 4.500%, 4/1/39	179,078
248,021	FNMA, Pool #AA4584, 4.500%, 4/1/39	278,485
59,931	FNMA, Pool #AB1800, 4.000%, 11/1/40	66,230
125,027	FNMA, Pool #AB2452, 4.000%, 3/1/26	132,961
41,267	FNMA, Pool #AD3775, 4.500%, 3/1/25	43,838
58,266	FNMA, Pool #AD6193, 5.000%, 6/1/40	66,436

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 6.5% (Continued)
$ 95,245	FNMA, Pool #AE1568, 4.000%, 9/1/40	$ 103,833
397,121	FNMA, Pool #AE2497, 4.500%, 9/1/40	449,797
53,919	FNMA, Pool #AE5441, 5.000%, 10/1/40	62,698
202,631	FNMA, Pool #AH1135, 5.000%, 1/1/41	235,626
70,409	FNMA, Pool #AH3671, 4.000%, 2/1/26	74,911
389,309	FNMA, Pool #AH6622, 4.000%, 3/1/41	440,152
419,424	FNMA, Pool #AL0150, 4.000%, 2/1/41	463,515
80,572	FNMA, Pool #AL0211, 5.000%, 4/1/41	93,682
2,497,382	FNMA, Pool #AL5718, 3.500%, 9/1/44	2,730,171
491,358	FNMA, Pool #AS0779, 4.000%, 10/1/43	550,793
42,103	FNMA, Pool #AS7813, 4.000%, 8/1/46	45,870
2,014,893	FNMA, Pool #FM4660, 2.000%, 10/1/35	2,110,884
2,046,355	FNMA, Pool #FM4702, 2.500%, 10/1/50	2,170,676
1,366,731	FNMA, Pool #MA4128, 2.000%, 9/1/40	1,421,301
1,091,769	GNMA, Pool #4424, 5.000%, 4/20/39	1,250,811
	Total U.S. Government Mortgage-Backed Obligations	$23,704,548
	Sovereign Government Obligations — 4.1%
200,000	Abu Dhabi Government International Bond, 144a, 3.875%, 4/16/50	243,800
200,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	187,616
275,000	Angolan Government International Bond, 144a, 8.250%, 5/9/28	263,244
200,000	Angolan Government International Bond, 9.375%, 5/8/48	188,200
242,500	Argentine Republic Government International Bond, 0.125%, 7/9/35(A)(B)	88,512
12,043	Argentine Republic Government International Bond, 1.000%, 7/9/29	5,224
521,000	Colombia Government International Bond, 5.000%, 6/15/45	635,620
250,000	Colombia Government International Bond, 6.125%, 1/18/41	335,000
200,000	Costa Rica Government International Bond, 144a, 5.625%, 4/30/43	167,502
200,000	Dominican Republic International Bond, 144a, 4.875%, 9/23/32	221,502
150,000	Dominican Republic International Bond, 144a, 5.950%, 1/25/27	175,689
100,000	Dominican Republic International Bond, 144a, 6.850%, 1/27/45	121,876
200,000	Dominican Republic International Bond, 144a, 5.875%, 4/18/24	218,752
26,958	Ecuador Government International Bond, 144a, 7/31/30#	12,771
85,050	Ecuador Government International Bond, 144a, 0.500%, 7/31/30(A)(B)	54,432
222,885	Ecuador Government International Bond, 144a, 0.500%, 7/31/35(A)(B)	120,639
102,150	Ecuador Government International Bond, 144a, 0.500%, 7/31/40(A)(B)	51,842
400,000	Egypt Government International Bond, 144a, 5.750%, 5/29/24	427,884
200,000	Egypt Government International Bond, 144a, 7.500%, 1/31/27	230,926
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	219,557
400,000	Egypt Government International Bond, 144a, 8.500%, 1/31/47	452,000
200,000	El Salvador Government International Bond, 144a, 6.375%, 1/18/27	188,752
Principal Amount		Market Value
	Sovereign Government Obligations — 4.1% (Continued)
$ 100,000	El Salvador Government International Bond, 144a, 7.650%, 6/15/35	$ 94,750
100,000	El Salvador Government International Bond, 144a, 5.875%, 1/30/25	94,376
200,000	Ghana Government International Bond, 144a, 7.625%, 5/16/29	212,281
200,000	Ghana Government International Bond, 144a, 8.950%, 3/26/51	208,420
200,000	Government of Sharjah Finance Department, 144a, 4.000%, 7/28/50	203,240
200,000	Guatemala Government Bond, 144a, 6.125%, 6/1/50	263,752
200,000	Israel Government International Bond, 4.500%, 4/3/2120	264,476
200,000	Ivory Coast Government International Bond, 144a, 6.375%, 3/3/28	228,472
150,000	Jamaica Government International Bond, 8.000%, 3/15/39	219,000
200,000	Kenya Government International Bond, 144a, 7.250%, 2/28/28	224,282
200,000	Lebanese Republic Government International Bond, MTN, 6.650%, 2/26/30	26,732
566,000	Mexico Government International Bond, 3.771%, 5/24/61	589,489
200,000	Mexico Government International Bond, 4.125%, 1/21/26	229,750
200,000	Mexico Government International Bond, 4.750%, 4/27/32	240,700
200,000	Mongolia Government International Bond, 144a, 5.625%, 5/1/23	210,000
200,000	Nigeria Government International Bond, 5.625%, 6/27/22	206,750
200,000	Nigeria Government International Bond, 144a, 7.875%, 2/16/32	219,650
250,000	Oman Government International Bond, 144a, 4.125%, 1/17/23	252,200
200,000	Oman Government International Bond, 144a, 5.375%, 3/8/27	203,724
300,000	Pakistan Government International Bond, 144a, 7.875%, 3/31/36	309,000
200,000	Panama Government International Bond, 4.500%, 4/1/56	257,500
200,000	Paraguay Government International Bond, 144a, 4.625%, 1/25/23	215,000
200,000	Paraguay Government International Bond, 144a, 5.400%, 3/30/50	252,752
300,000	Perusahaan Penerbit SBSN Indonesia III, 144a, 4.350%, 9/10/24	336,189
738,000	Peruvian Government International Bond, 2.780%, 12/1/60	744,642
300,000	Province of Santa Fe (Argentina), 144a, 7.000%, 3/23/23	233,253
500,000	Republic of Azerbaijan International Bond, 144a, 4.750%, 3/18/24	546,992
200,000	Republic of Belarus International Bond, 144a, 6.875%, 2/28/23	208,544
300,000	Republic of South Africa Government International Bond, 4.850%, 9/27/27	324,084
200,000	Republic of South Africa Government International Bond, 5.750%, 9/30/49	200,352
200,000	Sri Lanka Government International Bond, 144a, 7.550%, 3/28/30	113,470
375,000	Sri Lanka Government International Bond, 144a, 6.125%, 6/3/25	222,300

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Sovereign Government Obligations — 4.1% (Continued)
$ 350,000	Turkey Government International Bond, 4.875%, 4/16/43	$ 305,900
400,000	Turkey Government International Bond, 5.750%, 5/11/47	379,272
400,000	Ukraine Government International Bond, 144a, 7.375%, 9/25/32	439,500
375,000	Ukraine Government International Bond, 144a, 7.750%, 9/1/21	388,423
200,000	Ukraine Government International Bond, 7.750%, 9/1/26	225,500
200,000	Uruguay Government International Bond, 4.375%, 1/23/31	245,252
	Total Sovereign Government Obligations	$14,751,309
	Commercial Mortgage-Backed Securities — 4.0%
2,500,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.609%, 9/15/32(A)	2,402,848
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	583,578
1,492,655	COMM Mortgage Trust, Ser 2014-CR14, Class A2, 3.147%, 2/10/47	1,502,970
580,000	DBUBS Mortgage Trust, Ser 2017-BRBK, Class B, 144a, 3.530%, 10/10/34(A)(B)	623,746
550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	585,550
595,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class B, 144a, 3.772%, 10/10/32	603,826
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,864,371
3,000,000	Hudson Yards Mortgage Trust, Ser 2016-10HY, Class A, 144a, 2.835%, 8/10/38	3,261,250
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	563,420
1,200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (1M LIBOR +1.020%), 2.020%, 11/15/35(A)	1,159,130
575,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class B, 4.443%, 8/15/45(A)(B)	598,853
695,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class B, 3.863%, 3/15/48(A)(B)	728,141
	Total Commercial Mortgage-Backed Securities	$14,477,683
	Agency Collateralized Mortgage Obligations — 2.8%
3,649,869	FHLMC REMIC, Ser 3331, Class PE, 6.000%, 6/15/37	4,275,188
948,358	FHLMC REMIC, Ser 3859, Class JB, 5.000%, 5/15/41	1,063,102
171,713	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	200,327
377,948	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22	5,551
42,366	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	44,910
619,567	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	663,393
70,776	FNMA Trust, Ser 2004-W15, Class 2AF, (1M LIBOR +0.250%), 0.398%, 8/25/44(A)	70,385
1,189,000	FREMF Mortgage Trust, Ser 2012-K23, Class C, 144a, 3.656%, 10/25/45(A)(B)	1,230,899
1,459,911	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	1,622,782
7,577,745	GNMA, Ser 2012-147, Class IO, 0.558%, 4/16/54(A)(B)(C)	166,144
3,088,420	GNMA, Ser 2016-113, Class IO, 1.155%, 2/16/58(A)(B)(C)	220,111
13,921,307	GNMA, Ser 2016-140, Class IO, 0.842%, 5/16/58(A)(B)(C)	749,346
	Total Agency Collateralized Mortgage Obligations	$10,312,138
Shares		MarketValue
	Short-Term Investment Funds — 1.6%
5,743,156	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 5,743,156
54,938	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	54,938
	Total Short-Term Investment Funds	$5,798,094
	Total Investment Securities—99.5% (Cost $338,959,587)	$361,536,488
	Other Assets in Excess of Liabilities — 0.5%	1,842,793
	Net Assets — 100.0%	$363,379,281
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $52,876.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $147,206,601 or 40.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$174,870,482	$—	$174,870,482
U.S. Treasury Obligations	—	52,908,586	—	52,908,586
Asset-Backed Securities	—	40,656,233	—	40,656,233
Non-Agency Collateralized Mortgage Obligations	—	24,057,415	—	24,057,415
U.S. Government Mortgage-Backed Obligations	—	23,704,548	—	23,704,548
Sovereign Government Obligations	—	14,751,309	—	14,751,309
Commercial Mortgage-Backed Securities	—	14,477,683	—	14,477,683
Agency Collateralized Mortgage Obligations	—	10,312,138	—	10,312,138
Short-Term Investment Funds	5,798,094	—	—	5,798,094
Total	$5,798,094	$355,738,394	$—	$361,536,488
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Anti-Benchmark® International Core Equity Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Japan — 30.7%
	Communication Services — 6.0%
3,700	Capcom Co. Ltd.	$ 239,955
5,300	CyberAgent, Inc.	365,619
9,900	KDDI Corp.	293,538
15,000	Nexon Co. Ltd.	461,963
19,800	Nippon Telegraph & Telephone Corp.	508,048
3,400	Square Enix Holdings Co. Ltd.	206,144
57,900	Z Holdings Corp.	350,366
	Consumer Discretionary — 7.9%
6,300	Goldwin, Inc.	416,162
41,400	K's Holdings Corp.	576,859
23,900	Pan Pacific International Holdings Corp.	552,179
4,700	Shimamura Co. Ltd.	493,852
900	Shimano, Inc.	210,671
24,200	Skylark Holdings Co. Ltd.*,†	374,975
3,600	Sushiro Global Holdings Ltd.	138,103
32,500	Yamada Holdings Co. Ltd.	172,673
9,000	ZOZO, Inc.	221,709
	Consumer Staples — 8.9%
7,700	Ain Holdings, Inc.	475,708
5,300	Ezaki Glico Co. Ltd.	233,041
4,300	Kobayashi Pharmaceutical Co. Ltd.	525,573
8,700	Lawson, Inc.	404,864
16,800	Lion Corp.	406,976
6,500	Sundrug Co. Ltd.	259,785
1,100	Tsuruha Holdings, Inc.	156,424
13,700	Welcia Holdings Co. Ltd.	516,793
34,700	Yamazaki Baking Co. Ltd.	579,540
	Health Care — 1.8%
9,900	Chugai Pharmaceutical Co. Ltd.	528,216
4,800	Nihon Kohden Corp.	178,768
	Industrials — 3.2%
6,200	ANA Holdings, Inc.*	136,993
400	BayCurrent Consulting, Inc.	70,197
1,000	Hoshizaki Corp.	91,825
9,500	MonotaRO Co. Ltd.	482,494
11,500	SG Holdings Co. Ltd.	313,562
3,900	West Japan Railway Co.	204,204
	Information Technology — 0.8%
9,600	Anritsu Corp.†	214,308
3,300	NET One Systems Co. Ltd.	116,441
	Real Estate — 0.6%
57	GLP J-Reit	89,947
50	Nippon Prologis REIT, Inc.	156,203
	Utilities — 1.5%
9,100	Toho Gas Co. Ltd.	602,879
	Total Japan	12,327,557
	Hong Kong — 9.0%
	Communication Services — 1.2%
825,844	PCCW Ltd.	497,322
	Consumer Discretionary — 0.4%
9,422	Melco Resorts & Entertainment Ltd. ADR	174,778
	Consumer Staples — 1.3%
136,000	Vitasoy International Holdings Ltd.†	529,743
	Financials — 0.4%
9,000	Hang Seng Bank Ltd.	155,323
Shares		Market Value

	Hong Kong — (Continued)
	Industrials — 2.9%
10,600	Jardine Matheson Holdings Ltd.	$ 592,944
22,600	Jardine Strategic Holdings Ltd.	562,288
	Information Technology — 1.3%
38,700	ASM Pacific Technology Ltd.	511,098
	Real Estate — 1.5%
65,300	Link REIT	593,040
	Total Hong Kong	3,616,536
	United Kingdom — 8.0%
	Communication Services — 0.7%
31,273	Pearson PLC	287,031
	Consumer Discretionary — 1.9%
1,786	Games Workshop Group PLC	273,475
15,697	Ocado Group PLC*	490,847
	Consumer Staples — 0.9%
116,835	J Sainsbury PLC	359,117
	Financials — 1.7%
31,019	Hiscox Ltd.*	422,409
22,180	IG Group Holdings PLC	260,552
	Health Care — 1.5%
212,471	ConvaTec Group PLC, 144a	578,784
	Industrials — 0.9%
139,243	International Consolidated Airlines Group SA*	302,993
13,508	Royal Mail PLC*	62,258
	Utilities — 0.4%
254,822	Centrica PLC*	161,689
	Total United Kingdom	3,199,155
	Denmark — 6.3%
	Consumer Discretionary — 1.0%
3,559	Pandora A/S	398,315
	Consumer Staples — 0.3%
1,126	Royal Unibrew A/S	130,390
	Health Care — 4.2%
11,372	Ambu A/S - Class B	491,286
2,334	Ascendis Pharma A/S ADR*	389,265
3,881	Coloplast A/S - Class B	593,517
2,722	Novo Nordisk A/S - Class B	189,884
	Industrials — 0.8%
19,405	ISS A/S*	333,798
	Total Denmark	2,526,455
	Australia — 5.9%
	Consumer Discretionary — 2.1%
7,733	Domino's Pizza Enterprises Ltd.	517,709
21,373	IDP Education Ltd.	327,599
	Consumer Staples — 0.9%
51,715	Treasury Wine Estates Ltd.	374,098
	Health Care — 1.3%
1,760	Cochlear Ltd.	256,811
1,126	CSL Ltd.	246,023
	Materials — 1.6%
96,347	Evolution Mining Ltd.	370,778
28,211	Northern Star Resources Ltd.	275,734
	Total Australia	2,368,752

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	France — 4.5%
	Communication Services — 0.8%
6,300	Publicis Groupe SA	$ 313,119
	Consumer Discretionary — 0.4%
787	SEB SA	143,103
	Consumer Staples — 0.9%
21,787	Carrefour SA	373,424
	Health Care — 1.3%
3,554	BioMerieux	501,037
	Real Estate — 1.1%
3,549	Covivio REIT	325,663
5,871	Klepierre SA REIT	132,414
	Total France	1,788,760
	Finland — 4.0%
	Communication Services — 1.3%
9,671	Elisa Oyj	530,157
	Consumer Discretionary — 0.9%
10,181	Nokian Renkaat Oyj	358,582
	Energy — 0.3%
1,735	Neste Oyj	125,968
	Health Care — 1.5%
12,833	Orion Oyj - Class B	588,374
	Total Finland	1,603,081
	Israel — 3.6%
	Financials — 1.6%
7,293	Bank Hapoalim BM*	50,090
97,936	Bank Leumi Le-Israel BM	578,093
	Health Care — 0.6%
23,759	Teva Pharmaceutical Industries Ltd.*	229,539
	Information Technology — 1.4%
2,046	Nice Ltd.*	578,849
	Total Israel	1,436,571
	Belgium — 3.5%
	Communication Services — 1.0%
19,965	Proximus SADP	395,366
	Consumer Staples — 1.4%
9,883	Etablissements Franz Colruyt NV	585,206
	Materials — 1.1%
8,915	Umicore SA	428,500
	Total Belgium	1,409,072
	Netherlands — 3.3%
	Consumer Staples — 1.0%
13,955	Koninklijke Ahold Delhaize NV	393,689
	Energy — 1.7%
11,074	Koninklijke Vopak NV	581,593
4,648	SBM Offshore NV	87,809
	Industrials — 0.6%
5,769	Signify NV, 144a*	243,357
	Total Netherlands	1,306,448
	Germany — 2.8%
	Consumer Discretionary — 1.2%
859	Delivery Hero SE, 144a*	134,338
4,616	HelloFresh SE*	356,394
Shares		Market Value

	Germany — (Continued)
	Industrials — 0.3%
888	Knorr-Bremse AG	$ 121,153
	Real Estate — 1.3%
9,497	Deutsche Wohnen SE	506,710
	Total Germany	1,118,595
	Italy — 2.5%
	Communication Services — 1.3%
769,415	Telecom Italia SpA/Milano	357,124
322,465	Telecom Italia SpA/Milano	168,025
	Health Care — 1.2%
2,395	DiaSorin SpA	500,054
	Total Italy	1,025,203
	Luxembourg — 2.3%
	Communication Services — 1.0%
41,533	SES SA	389,795
	Health Care — 1.3%
6,542	Eurofins Scientific SE*	548,494
	Total Luxembourg	938,289
	Switzerland — 2.3%
	Consumer Staples — 1.2%
49	Chocoladefabriken Lindt & Spruengli AG	477,615
	Real Estate — 1.1%
3,332	PSP Swiss Property AG	443,884
	Total Switzerland	921,499
	Spain — 2.0%
	Consumer Staples — 0.6%
3,203	Viscofan SA	227,146
	Financials — 0.8%
26,637	Bankinter SA	144,486
77,661	CaixaBank SA	199,610
	Utilities — 0.6%
11,667	Red Electrica Corp. SA	239,536
	Total Spain	810,778
	Sweden — 1.8%
	Consumer Discretionary — 0.4%
1,510	Evolution Gaming Group AB, 144a	151,807
	Consumer Staples — 1.4%
11,680	ICA Gruppen AB	584,242
	Total Sweden	736,049
	Norway — 1.7%
	Consumer Staples — 1.7%
25,169	Mowi ASA	560,665
11,065	Orkla ASA	112,273
	Total Norway	672,938
	New Zealand — 1.6%
	Communication Services — 0.3%
40,887	Spark New Zealand Ltd.	138,493
	Health Care — 1.3%
21,546	Fisher & Paykel Healthcare Corp. Ltd.	511,690
	Total New Zealand	650,183
	United States — 1.4%
	Health Care — 1.4%
11,208	QIAGEN NV*	581,236

Touchstone Anti-Benchmark® International Core Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Ireland — 1.3%
	Consumer Staples — 1.3%
3,648	Kerry Group PLC - Class A	$ 528,105
	Jordan — 0.4%
	Health Care — 0.4%
4,889	Hikma Pharmaceuticals PLC	168,346
	United Arab Emirates — 0.0%
	Health Care — 0.0%
15,156	NMC Health PLC(A),*	0
	Total Common Stocks	$39,733,608
	Short-Term Investment Funds — 3.2%
373,959	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	373,959
929,477	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	929,477
	Total Short-Term Investment Funds	$1,303,436
	Total Investment Securities — 102.1% (Cost $34,971,888)	$41,037,044
	Liabilities in Excess of Other Assets — (2.1)%	(860,621)
	Net Assets — 100.0%	$40,176,423
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $884,801.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $1,108,286 or 2.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$978,756	$11,348,801	$—	$12,327,557
Hong Kong	737,066	2,879,470	—	3,616,536
United Kingdom	578,784	2,620,371	—	3,199,155
Denmark	880,551	1,645,904	—	2,526,455
Australia	—	2,368,752	—	2,368,752
France	874,461	914,299	—	1,788,760
Finland	588,374	1,014,707	—	1,603,081
Israel	—	1,436,571	—	1,436,571
Belgium	980,572	428,500	—	1,409,072
Netherlands	824,950	481,498	—	1,306,448
Germany	477,547	641,048	—	1,118,595
Italy	—	1,025,203	—	1,025,203
Luxembourg	548,494	389,795	—	938,289
Switzerland	—	921,499	—	921,499
Spain	227,146	583,632	—	810,778
Sweden	—	736,049	—	736,049
Norway	672,938	—	—	672,938
New Zealand	—	650,183	—	650,183
United States	581,236	—	—	581,236
Ireland	528,105	—	—	528,105
Jordan	168,346	—	—	168,346
United Arab Emirates	—	—	—	—
Short-Term Investment Funds	1,303,436	—	—	1,303,436
Total	$10,950,762	$30,086,282	$—	$41,037,044
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2020	$1,975
Transfer into Level 3	—
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1,975)
Ending balance, December 31, 2020	$—
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2020	$(1,975)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 78.8%
	Communication Services — 15.7%
$ 520,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 532,810
650,000	Altice France SA (France), 144a, 7.375%, 5/1/26	684,125
512,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	520,960
351,000	Avaya, Inc., 144a, 6.125%, 9/15/28	374,959
72,000	Belo Corp., 7.250%, 9/15/27	82,800
246,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	259,250
634,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30	672,832
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.125%, 5/1/27	488,147
214,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	220,955
565,000	CenturyLink, Inc., 144a, 5.125%, 12/15/26	596,617
195,000	CommScope, Inc., 144a, 5.500%, 3/1/24	201,045
310,000	CommScope, Inc., 144a, 6.000%, 3/1/26(A)	326,616
293,000	Consolidated Communications, Inc., 144a, 6.500%, 10/1/28	313,510
430,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	448,813
575,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	630,344
587,000	Cumulus Media New Holdings, Inc., 144a, 6.750%, 7/1/26	600,207
133,000	Digicel Group Ltd. (Jamaica), 8.250%, 9/30/21(B)	1
250,000	DKT Finance ApS (Denmark), 7.000%, 6/17/23	314,076
266,000	Hughes Satellite Systems Corp., 5.250%, 8/1/26	293,598
650,000	Level 3 Financing, Inc., 5.375%, 1/15/24	655,070
128,000	Netflix, Inc., 4.875%, 4/15/28	144,346
116,000	Netflix, Inc., 144a, 4.875%, 6/15/30	133,400
428,000	Nexstar Broadcasting, Inc., 144a, 4.750%, 11/1/28	447,795
105,000	Nexstar Broadcasting, Inc., 144a, 5.625%, 7/15/27	112,481
165,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	168,300
78,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	81,063
400,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	408,460
574,000	Sirius XM Radio, Inc., 144a, 4.125%, 7/1/30	610,951
20,000	Sirius XM Radio, Inc., 144a, 5.000%, 8/1/27	21,250
240,000	Sirius XM Radio, Inc., 144a, 5.500%, 7/1/29	264,075
491,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	502,048
800,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	853,200
428,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	447,260
9,000	T-Mobile USA, Inc., 144a, 4.375%, 4/15/40	10,983
296,000	Townsquare Media, Inc., 144a, 6.875%, 2/1/26	310,010
366,000	ViaSat, Inc., 144a, 5.625%, 9/15/25	374,345
170,000	ViaSat, Inc., 144a, 6.500%, 7/15/28	183,976
132,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	136,950
131,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	136,895
410,000	Virgin Media Vendor Financing Notes IV DAC (Ireland), 144a, 5.000%, 7/15/28	426,400
425,000	Zayo Group LLC / Zayo Capital, Inc., 6.375%, 5/15/25	393,125
		14,384,048
	Energy — 14.1%
309,000	Antero Resources Corp., 5.125%, 12/1/22	308,228
147,000	Apache Corp., 4.875%, 11/15/27	155,820
402,000	Apache Corp., 5.100%, 9/1/40	428,632
330,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	343,517
190,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	180,025
Principal Amount		Market Value

	Energy — (Continued)
$ 131,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	$ 130,673
171,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 9.000%, 11/1/27	189,810
284,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	302,460
385,000	Cheniere Energy Partners LP, 4.500%, 10/1/29	407,245
481,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	500,240
346,000	Citgo Holding, Inc., 144a, 9.250%, 8/1/24	318,320
760,000	CITGO Petroleum Corp., 144a, 6.250%, 8/15/22	744,800
348,000	CrownRock LP / CrownRock Finance, Inc., 144a, 5.625%, 10/15/25	355,388
394,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	380,210
355,000	Enviva Partners LP / Enviva Partners Finance Corp., 144a, 6.500%, 1/15/26	377,187
252,000	EQT Corp., 7.875%, 2/1/25	286,965
18,000	EQT Corp., 8.750%, 2/1/30	22,050
762,000	Exterran Energy Solutions LP / EES Finance Corp., 8.125%, 5/1/25(A)	636,270
1,119,000	Extraction Oil & Gas, Inc., 144a, 7.375%, 5/15/24#	201,420
744,000	Great Western Petroleum LLC / Great Western Finance Corp., 144a, 9.000%, 9/30/21	431,520
520,000	Hess Midstream Operations LP, 144a, 5.625%, 2/15/26	540,800
268,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	271,015
98,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	100,083
616,000	Laredo Petroleum, Inc., 9.500%, 1/15/25	539,000
823,000	NGL Energy Partners LP / NGL Energy Finance Corp., 6.125%, 3/1/25	521,576
57,000	Occidental Petroleum Corp., 2.700%, 2/15/23	56,946
214,000	Occidental Petroleum Corp., 2.900%, 8/15/24	205,975
738,000	Occidental Petroleum Corp., 3.200%, 8/15/26	690,030
58,000	Occidental Petroleum Corp., 3.400%, 4/15/26	55,297
58,000	Occidental Petroleum Corp., 3.500%, 8/15/29	53,080
80,000	Occidental Petroleum Corp., 4.500%, 7/15/44	67,800
123,000	Occidental Petroleum Corp., 6.125%, 1/1/31	131,635
343,000	Occidental Petroleum Corp., 6.450%, 9/15/36	359,121
216,000	Occidental Petroleum Corp., 6.625%, 9/1/30	234,522
85,000	Occidental Petroleum Corp., 8.000%, 7/15/25	96,815
731,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 8/15/22	657,900
416,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	428,085
50,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	53,500
710,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., 144a, 9.750%, 4/15/23	568,000
115,000	Western Midstream Operating LP, (3M LIBOR +0.850%), 2.074%, 1/13/23(C)	112,730
65,000	Western Midstream Operating LP, 3.950%, 6/1/25	66,300
364,000	Western Midstream Operating LP, 4.100%, 2/1/25	375,127
		12,886,117
	Industrials — 9.8%
211,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	220,495
343,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 4/30/25	361,865
200,000	Berry Global, Inc., 144a, 4.500%, 2/15/26	204,500
171,000	Boise Cascade Co., 144a, 4.875%, 7/1/30	185,107
355,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	348,486
464,000	Bombardier, Inc. (Canada), 144a, 7.500%, 12/1/24	445,101

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.8% (Continued)
	Industrials — (Continued)
$ 175,000	BWX Technologies, Inc., 144a, 5.375%, 7/15/26	$ 181,781
125,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	130,156
470,000	Cargo Aircraft Management, Inc., 144a, 4.750%, 2/1/28	484,687
223,000	Clark Equipment Co. (South Korea), 144a, 5.875%, 6/1/25	235,265
289,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	301,517
362,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	377,183
439,000	Crown Americas LLC / Crown Americas Capital Corp. V, 4.250%, 9/30/26	483,844
31,000	Crown Americas LLC / Crown Americas Capital Corp. VI, 4.750%, 2/1/26	32,163
97,000	GFL Environmental, Inc. (Canada), 144a, 5.125%, 12/15/26	103,184
18,000	GFL Environmental, Inc. (Canada), 144a, 8.500%, 5/1/27	19,980
705,000	Hillman Group, Inc. (The), 144a, 6.375%, 7/15/22	699,712
261,000	Masonite International Corp., 144a, 5.375%, 2/1/28	280,249
67,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	72,528
334,522	PowerTeam Services LLC, 144a, 9.033%, 12/4/25	372,193
77,000	Sensata Technologies, Inc., 144a, 3.750%, 2/15/31	79,817
474,000	Sensata Technologies, Inc., 144a, 4.375%, 2/15/30	510,142
619,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28(A)	623,116
179,000	SRM Escrow Issuer LLC, 144a, 6.000%, 11/1/28	187,083
140,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	147,000
244,000	Tervita Corp. (Canada), 144a, 11.000%, 12/1/25	262,554
653,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	695,445
129,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	142,584
295,000	Trident TPI Holdings, Inc., 144a, 9.250%, 8/1/24	314,175
305,000	Tutor Perini Corp., 144a, 6.875%, 5/1/25†	298,900
94,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	101,157
107,000	XPO Logistics, Inc., 144a, 6.750%, 8/15/24	113,687
		9,015,656
	Consumer Discretionary — 9.4%
365,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	384,162
354,000	American Airlines Group, Inc., 144a, 5.000%, 6/1/22	318,250
457,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	476,422
243,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	255,757
356,000	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 6/1/24	356,890
389,000	Century Communities, Inc., 5.875%, 7/15/25	404,560
179,000	Century Communities, Inc., 6.750%, 6/1/27	191,118
139,000	Clarios Global LP, 144a, 6.750%, 5/15/25	149,773
404,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	433,290
147,000	Dana, Inc., 5.375%, 11/15/27	155,820
126,000	Dana, Inc., 5.625%, 6/15/28	135,668
403,000	Enterprise Development Authority (The), 144a, 12.000%, 7/15/24	453,879
57,000	Ford Motor Co., 8.500%, 4/21/23	64,154
75,000	Ford Motor Co., 9.000%, 4/22/25	91,951
90,000	Ford Motor Credit Co. LLC, (3M LIBOR +0.880%), 1.104%, 10/12/21(C)	88,925
185,000	Ford Motor Credit Co. LLC, 2.979%, 8/3/22	188,090
9,000	Ford Motor Credit Co. LLC, 3.087%, 1/9/23	9,157
57,000	Ford Motor Credit Co. LLC, 3.096%, 5/4/23	57,588
240,000	Ford Motor Credit Co. LLC, 3.470%, 4/5/21	240,000
11,000	Ford Motor Credit Co. LLC, 3.810%, 1/9/24	11,275
307,000	Ford Motor Credit Co. LLC, 3.813%, 10/12/21	310,454
227,000	Ford Motor Credit Co. LLC, 4.063%, 11/1/24	238,479
256,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	268,160
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	$ 59,802
233,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	244,067
250,000	Jaguar Land Rover Automotive PLC (United Kingdom), 3.875%, 3/1/23	331,619
300,000	L Brands, Inc., 6.750%, 7/1/36	334,237
208,000	L Brands, Inc., 6.875%, 11/1/35	233,480
92,000	L Brands, Inc., 7.500%, 6/15/29	102,350
17,000	L Brands, Inc., 144a, 6.875%, 7/1/25	18,458
4,000	L Brands, Inc., 144a, 9.375%, 7/1/25	4,920
124,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27	127,090
217,000	Live Nation Entertainment, Inc., 144a, 4.875%, 11/1/24	219,713
204,000	Live Nation Entertainment, Inc., 144a, 5.625%, 3/15/26	209,610
360,000	Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance In, 144a, 8.500%, 11/15/27	385,200
67,000	Sabre GLBL, Inc., 144a, 9.250%, 4/15/25	79,730
541,000	Six Flags Entertainment Corp., 144a, 4.875%, 7/31/24	541,471
115,000	Six Flags Theme Parks, Inc., 144a, 7.000%, 7/1/25	124,200
288,876	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	323,541
		8,623,310
	Health Care — 6.3%
408,000	Acadia Healthcare Co., Inc., 5.625%, 2/15/23	409,020
923,000	Air Methods Corp., 144a, 8.000%, 5/15/25	779,935
100,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	103,054
100,000	Bausch Health Cos, Inc., 144a, 5.250%, 1/30/30	105,000
50,000	Bausch Health Cos, Inc., 144a, 6.125%, 4/15/25	51,533
370,000	Centene Corp., 3.000%, 10/15/30	392,163
131,000	Centene Corp., 4.750%, 1/15/25	134,436
174,000	Emergent BioSolutions, Inc., 144a, 3.875%, 8/15/28	180,177
246,000	Global Medical Response, Inc., 144a, 6.500%, 10/1/25	257,070
245,000	HCA, Inc., 3.500%, 9/1/30	260,331
244,000	HCA, Inc., 5.625%, 9/1/28	287,920
325,000	HCA, Inc., 7.690%, 6/15/25	390,000
110,000	Hill-Rom Holdings, Inc., 144a, 4.375%, 9/15/27	116,209
222,000	Hill-Rom Holdings, Inc., 144a, 5.000%, 2/15/25	228,105
644,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	642,615
200,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	210,500
66,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA, 144a, 7.375%, 6/1/25	70,290
167,000	Syneos Health, Inc., 144a, 3.625%, 1/15/29	167,462
448,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	466,807
494,000	Tenet Healthcare Corp., 144a, 4.625%, 6/15/28	517,465
		5,770,092
	Consumer Staples — 5.9%
323,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	334,305
260,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	263,900
226,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 7.500%, 4/15/25	236,984
377,000	Clearwater Seafoods, Inc. (Canada), 144a, 6.875%, 5/1/25	394,474
484,000	Core & Main LP, 144a, 6.125%, 8/15/25	500,335
443,000	Cott Holdings, Inc. (Canada), 144a, 5.500%, 4/1/25	457,397
271,000	Dole Food Co., Inc., 144a, 7.250%, 6/15/25	276,420
185,000	eG Global Finance PLC (United Kingdom), 144a, 6.750%, 2/7/25	190,550
135,455	eG Global Finance PLC (United Kingdom), 144a, 8.500%, 10/30/25	144,259
286,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 144a, 7.125%, 7/31/26	298,155

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 78.8% (Continued)
	Consumer Staples — (Continued)
$ 21,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 5.750%, 6/15/25	$ 21,682
363,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	417,000
595,000	Korn Ferry, 144a, 4.625%, 12/15/27	618,800
46,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (Canada), 144a, 5.000%, 12/31/26	47,988
148,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. (Canada), 144a, 7.000%, 12/31/27	154,959
66,000	Sabre GLBL, Inc., 144a, 7.375%, 9/1/25	71,610
270,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 6.375%, 9/30/26	286,130
352,000	SRS Distribution, Inc., 144a, 8.250%, 7/1/26	374,000
324,000	Team Health Holdings, Inc., 144a, 6.375%, 2/1/25	278,640
		5,367,588
	Real Estate — 4.2%
745,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	733,825
44,000	ESH Hospitality, Inc. REIT, 144a, 4.625%, 10/1/27	45,100
541,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 6.000%, 4/15/25	578,870
390,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	411,450
531,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	560,359
105,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	113,400
594,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	583,605
427,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. REIT, 4.500%, 9/1/26	459,409
110,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	112,475
201,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	212,182
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	49,220
		3,859,895
	Financials — 4.1%
541,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 8.125%, 2/15/24	572,765
360,000	Alliance Data Systems Corp., 144a, 7.000%, 1/15/26	380,808
370,000	LD Holdings Group LLC, 144a, 6.500%, 11/1/25	389,425
302,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	312,570
76,000	Nationstar Mortgage Holdings, Inc., 144a, 5.125%, 12/15/30	79,437
343,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	360,150
89,000	Navient Corp., 5.625%, 8/1/33	85,440
137,000	Navient Corp., 7.250%, 9/25/23	150,149
326,000	NFP Corp., 144a, 6.875%, 8/15/28	348,064
415,000	OneMain Finance Corp., 4.000%, 9/15/30	430,608
161,000	SLM Corp., 4.200%, 10/29/25	170,056
493,000	United Shore Financial Services LLC, 144a, 5.500%, 11/15/25	520,115
		3,799,587
	Materials — 3.8%
422,100	Boart Longyear Management Pty Ltd. (14.500% PIK), 10.000%, 12/31/22(D)	333,459
412,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	420,240
163,000	Constellium SE, 144a, 5.625%, 6/15/28	175,632
213,000	Constellium SE, 144a, 5.750%, 5/15/24	217,349
10,000	Constellium SE, 144a, 6.625%, 3/1/25	10,213
Principal Amount		Market Value

	Materials — (Continued)
$ 330,000	First Quantum Minerals Ltd. (Zambia), 144a, 6.500%, 3/1/24	$ 339,075
129,000	Freeport-McMoRan, Inc., 4.375%, 8/1/28	137,063
138,000	Freeport-McMoRan, Inc., 4.625%, 8/1/30	151,455
317,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	396,646
63,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	78,435
217,000	Kraton Polymers LLC / Kraton Polymers Capital Corp., 144a, 4.250%, 12/15/25	221,362
200,000	Novelis Corp., 144a, 5.875%, 9/30/26	209,000
80,000	OCI NV (Netherlands), 144a, 5.250%, 11/1/24	83,100
149,000	Tronox Finance PLC, 144a, 5.750%, 10/1/25	154,587
322,000	Venator Finance Sarl / Venator Materials LLC, 144a, 5.750%, 7/15/25	301,070
215,000	Venator Finance Sarl / Venator Materials LLC, 144a, 9.500%, 7/1/25	234,350
		3,463,036
	Information Technology — 3.3%
261,000	BY Crown Parent LLC / BY Bond Finance, Inc., 144a, 4.250%, 1/31/26	267,525
225,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144a, 5.750%, 3/1/25	229,500
266,000	Diebold Nixdorf, Inc., 144a, 9.375%, 7/15/25	297,920
105,000	Entegris, Inc., 144a, 4.375%, 4/15/28	111,956
346,000	Nuance Communications, Inc., 5.625%, 12/15/26(A)	366,110
476,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	506,369
384,000	PTC, Inc., 144a, 4.000%, 2/15/28	402,480
490,000	Science Applications International Corp., 144a, 4.875%, 4/1/28	519,400
161,000	Seagate HDD Cayman, 144a, 3.375%, 7/15/31	161,871
132,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 144a, 5.750%, 6/1/25	140,250
		3,003,381
	Utilities — 2.2%
789,000	Calpine Corp., 144a, 4.500%, 2/15/28(A)	820,560
40,000	Calpine Corp., 144a, 5.000%, 2/1/31	41,800
292,000	NRG Energy, Inc., 6.625%, 1/15/27	308,364
47,000	Pacific Gas and Electric Co., 3.950%, 12/1/47	48,707
106,000	Pacific Gas and Electric Co., 4.300%, 3/15/45	113,013
91,000	Pacific Gas and Electric Co., 4.750%, 2/15/44	102,240
543,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	616,318
		2,051,002
	Total Corporate Bonds	$72,223,712
	Asset-Backed Securities — 10.5%
250,000	AMMC CLO 22 Ltd. (Cayman Islands), Ser 2018-22X, Class SUB, 4/25/31(C)(E)	185,968
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(C)(E)	272,721
250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-4A, Class D, 144a, (3M LIBOR +4.250%), 4.459%, 1/23/33(C)	252,397
134,615	CBAM Ltd. (Cayman Islands), Ser 2017-3A, Class E1, 144a, (3M LIBOR +6.500%), 6.718%, 10/17/29(C)	128,376
250,000	Dryden 45 Senior Loan Fund (Cayman Islands), Ser 2016-45A, Class ER, 144a, (3M LIBOR +5.850%), 6.087%, 10/15/30(C)	240,311
250,000	Dryden 57 CLO Ltd. (Cayman Islands), Ser 2018-57A, Class E, 144a, (3M LIBOR +5.200%), 5.421%, 5/15/31(C)	231,707
300,000	Eaton Vance CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/15/30(C)(E)	213,332

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 10.5% (Continued)
$ 250,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class D, 144a, (3M LIBOR +2.900%), 3.137%, 7/15/30(C)	$ 247,615
500,000	Fillmore Park CLO Ltd. (Cayman Islands), Ser 2018-1A, Class E, 144a, (3M LIBOR +5.400%), 5.637%, 7/15/30(C)	470,741
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(C)(E)	42,421
500,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class ER, 144a, (3M LIBOR +6.700%), 6.937%, 1/15/33(C)	500,488
1,000,000	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(C)(E)	780,142
500,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class SUB, 144a, 7/15/30(C)(E)	431,466
250,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 1/23/48(C)(E)	217,677
540,000	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 7/15/49(C)(E)	525,370
250,000	Mariner CLO 7 Ltd. (Cayman Islands), Ser 2019-1A, Class E, 144a, (3M LIBOR +6.890%), 7.104%, 4/30/32(C)	250,326
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 10/20/30(C)(E)	323,072
250,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-2A, Class D, 144a, (3M LIBOR +6.770%), 7.007%, 4/15/31(C)	232,646
500,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-3A, Class E, 144a, (3M LIBOR +6.770%), 6.988%, 7/20/31(C)	473,519
350,000	Oaktree CLO Ltd. (Cayman Islands), Ser 2019-4A, Class E, 144a, (3M LIBOR +7.230%), 7.448%, 10/20/32(C)	350,765
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (3M LIBOR +2.900%), 3.120%, 11/18/31(C)	240,641
500,000	OHA Credit Funding 3 Ltd. (Cayman Islands), Ser 2019-3A, Class E2, 144a, (3M LIBOR +5.500%), 5.718%, 7/20/32(C)	471,710
350,000	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 1/20/33(C)(E)	287,982
500,000	OZLM XXI Ltd. (Cayman Islands), Ser 2017-21A, Class SUB, 144a, 1/20/31(C)(E)	303,671
500,000	Steele Creek CLO Ltd. (Cayman Islands), Ser 2019-2A, Class E, 144a, (3M LIBOR +7.700%), 7.937%, 7/15/32(C)	484,702
250,000	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class D, 144a, (3M LIBOR +2.750%), 2.972%, 11/18/30(C)	242,808
500,000	THL Credit Wind River CLO Ltd. (Cayman Islands), Ser 2018-2A, Class SUB, 144a, 7/15/30(C)(E)	389,860
250,000	Venture XVIII CLO Ltd. (Cayman Islands), Ser 2014-18A, Class SUB, 144a, 10/15/29(C)(E)	53,461
500,000	Voya CLO Ltd. (Cayman Islands), Ser 2018-1A, Class SUB, 144a, 4/19/31(C)(E)	377,930
250,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2018-3A, Class SUB, 144a, 1/20/32(C)(E)	186,062
280,000	Wellfleet CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 4/15/33(C)(E)	246,490
	Total Asset-Backed Securities	$9,656,377
Principal Amount		Market Value
	Bank Loans — 7.0%(F)
	Consumer Discretionary — 2.0%
$ 573,858	AI Aqua Merger Sub Inc, 2018 Tranche B-1 Term Loan , (LIBOR + 3.250%), 4.250%, 12/13/23	$ 569,554
252,578	Caesars Resort Collection LLC, Term B-1 Loan, (LIBOR + 4.500%), 4.647%, 7/21/25	252,656
219,580	MI Windows and Doors LLC, Initial Term Loan, 12/18/27(G)	219,855
254,157	Mileage Plus Holdings, LLC, Initial Term Loan, (LIBOR + 5.250%), 6.250%, 6/21/27	264,166
193,929	Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan , (LIBOR + 3.500%), 3.646%, 4/30/26	192,918
329,147	Wilsonart LLC, Tranche D Term Loan, 12/19/23(G)	329,394
		1,828,543
	Health Care — 1.3%
391,200	eResearch Technology Inc, First Lien Initial Term Loan, (LIBOR + 4.500%), 5.500%, 2/04/27	386,799
188,129	Jaguar Holding Company II, 2018 Term Loan, (LIBOR + 2.500%), 3.500%, 8/18/22	187,965
278,578	Sotera Health Holdings LLC, First Lien Initial Term Loan, (LIBOR + 4.500%), 5.500%, 12/11/26	279,392
346,076	Team Health Holdings Inc, Initial Term Loan, (LIBOR + 2.750%), 3.750%, 2/06/24	307,329
		1,161,485
	Communication Services — 0.9%
262,500	Delta TopCo Inc, Initial Term Loan (Second Lien), (LIBOR + 7.250%), 8.000%, 12/01/28	264,141
176,310	EW Scripps Company (The), Term Loan B, 12/15/27(G)	176,310
433,592	Hoya Midco LLC, First Lien Initial Term Loan, 6/30/24(G)	407,307
		847,758
	Energy — 0.8%
346,167	Medallion Midland Acquisition LLC, Initial Term Loan, (LIBOR + 3.250%), 4.250%, 10/30/24	339,243
535,352	Woodford Express LLC, Initial Term Loan, (LIBOR + 5.000%), 6.000%, 1/27/25	401,958
		741,201
	Information Technology — 0.8%
278,000	Ivanti Software Inc, First Lien Initial Term Loan, (LIBOR + 4.750%), 5.750%, 11/22/27(G)	277,044
436,667	Sabre GLBL Inc, 2020 Other Term B Loan, 12/17/27(G)	437,212
		714,256
	Materials — 0.7%
272,222	Aruba Investments Holdings LLC, Second Lien Initial Term Loan, (LIBOR + 7.750%), 8.500%, 11/24/28	272,222
382,758	BWay Holding Company , Initial Term Loan, (LIBOR + 3.250%), 3.480%, 4/03/24	368,883
		641,105
	Financials — 0.4%
195,000	Asurion LLC, New B-8 Term Loan, 12/23/26(G)	192,796
214,131	Asurion LLC, Second Lien Replacement B-2 Term Loan, (LIBOR + 6.500%), 6.647%, 8/04/25	215,469
		408,265
	Consumer Staples — 0.1%
76,290	Kronos Acquisition Holdings Inc, Initial Term Loan, 12/22/26(G)	76,195
	Total Bank Loans	$6,418,808
Shares
Common Stocks — 2.2%
Energy — 1.1%
50,805	FTS International, Inc. - Class A*	975,456

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 2.2% (Continued)
	Materials — 0.6%
40,000	Tronox Holdings PLC	$ 584,800
	Industrials — 0.3%
19,996	Tutor Perini Corp.*	258,948
	Utilities — 0.2%
6,000	FirstEnergy Corp.	183,660
	Information Technology — 0.0%
8,386	Aquity Holdings, Inc. New Escrow*	10,482
	Health Care — 0.0%
3,069	Envigo RMS Holding Corp. Class B(B)(H)*	4,604
	Total Common Stocks	$2,017,950
Number of Contracts		Notional Amount
	Purchased Options — 0.1%
	Purchased Call Options — 0.0%
64	Chicago Board Options Exchange Volatility Index, Strike @30.00, Exp 02/21(A)	$ 145,600	16,640
	Purchased Put Options — 0.1%
231	Invesco CurrencyShares Japanese Yen Trust, Strike @86.00, Exp 01/22(A)	2,112,726	11,550
100	SPDR S&P 500 ETF Trust, Strike @270.00, Exp 03/21(A)	3,738,800	9,400
	Total Purchased Put Options		20,950
	Total Purchased Options		$37,590
Shares
	Short-Term Investment Funds — 3.0%
2,450,239	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	2,450,239
302,485	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	302,485
	Total Short-Term Investment Funds	$2,752,724
	Total Long Positions—101.6% (Cost $89,390,985)	$93,107,161
Principal Amount
	Securities Sold Short — (0.9)%
	Corporate Bonds — (0.9)%
	Consumer Discretionary — (0.9)%
$ (300,000)	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/27	(306,750)
(500,000)	Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/01/25	(513,750)
	Total Securities Sold Short (Proceeds $788,638)	$(820,500)
Number of Contracts		Notional Amount
	Written Options — (0.0)%
	Written Call Options — (0.0)%
(64)	Chicago Board Options Exchange Volatility Index, Strike @40.00, Exp 02/21	$ 145,600	(8,320)
Number of Contracts		Notional Amount	MarketValue

	Written Put Options — (0.0)%
(100)	SPDR S&P 500 ETF Trust, Strike @250.00, Exp 03/21	$3,738,800	$ (6,200)
	Total Written Options (Premiums received $19,938)		$(14,520)
	Total Investment Securities—100.7%		$92,272,141
	Liabilities in Excess of Other Assets — (0.7%)		(610,239)
	Net Assets — 100.0%		$91,661,902
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2020 was $3,625,380.
(B)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(C)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
(D)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”).CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(F)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2020.
(G)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(H)	Security is subject to restrictions on resale. At December 31, 2020, these securities were valued at $4,604 or 0.0% of net assets.
#	The issuer is in default of certain debt covenants. Income is not being accrued.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $293,020.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
S&P – Standards & Poor's
SPDR – Standard & Poor's Depositary Receipt
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $62,770,571 or 68.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$72,223,711	$1	$72,223,712
Asset-Backed Securities	—	9,656,377	—	9,656,377
Bank Loans	—	6,418,808	—	6,418,808
Common Stocks	2,002,864	10,482	4,604	2,017,950
Purchased Call Options
Equity contracts	16,640	—	—	16,640
Purchased Put Options
Equity contracts	20,950	—	—	20,950
Short-Term Investment Funds	2,752,724	—	—	2,752,724
Other Financial Instruments*
Foreign currency exchange contracts	—	1,523	—	1,523
Total Assets	$4,793,178	$88,310,901	$4,605	$93,108,684
Liabilities:
Securities Sold Short
Corporate Bonds	$—	$(820,500)	$—	$(820,500)
Written Options
Equity contracts	(14,520)	—	—	(14,520)
Other Financial Instruments*
Swap Agreements
Credit contracts	—	(123,677)	—	(123,677)
Foreign currency exchange contracts	—	(1,558)	—	(1,558)
Total Liabilities	$(14,520)	$(945,735)	$—	$(960,255)
Total	$4,778,658	$87,365,166	$4,605	$92,148,429
*	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on swaps and forward foreign currency contracts.
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks	Corporate Bonds
Beginning balance, September 30, 2020	$—	$—
Transfer into Level 3	—	1
Net realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	4,604	—
Ending balance, December 31, 2020	$4,604	$1
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2020	$4,604	$—
	Fair Value	Valuation Technique	Unobservable Input
Corporate Bond
Digicel Group Ltd.	$1	Discounted Market Value	99.9% Discount Rate
Common Stock
Envigo RMS Holding Corp. Class B	$4,604	Market Value	N/A

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Wells Fargo	12/20/24	$333,750	5.000%	ICE	Markit CDX North America High Yield Series 33 5Y Index	$(30,802)	$19,272	$(50,074)
Wells Fargo	12/20/25	$250,000	5.000%	ICE	Kohls Corp. USR SR 5YR D14	$6,303	$26,653	$(20,349)
Wells Fargo	06/20/25	$500,000	5.000%	ICE	American Axle & Manufacturing Inc. USD SR 5Y D14	$(35,776)	$(3,741)	$(32,036)
Wells Fargo	06/20/25	$460,000	5.000%	ICE	Markit CDX North America High Yield Series 34 5Y Index	$(42,687)	$(21,469)	$(21,218)
								$(123,677)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Touchstone Credit Opportunities Fund (formerly known as Credit Opportunities II Fund) (Unaudited) (Continued)
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation/ Depreciation
Wells Fargo Securities LLC	01/21/2021	USD	316,261	EUR	257,500	$1,523
Wells Fargo Securities LLC	01/21/2021	USD	329,435	GBP	242,000	(1,558)
						$(35)
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 98.0%
	Communication Services — 19.2%
$ 483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 494,899
1,068,000	Altice Financing SA (Luxembourg), 144a, 7.500%, 5/15/26	1,127,060
634,000	Altice France SA (France), 144a, 7.375%, 5/1/26	667,285
635,000	Altice France SA (France), 144a, 8.125%, 2/1/27	700,094
375,000	Arches Buyer, Inc., 144a, 6.125%, 12/1/28	387,262
735,000	Belo Corp., 7.250%, 9/15/27	845,250
337,000	C&W Senior Financing DAC (Ireland), 144a, 6.875%, 9/15/27	363,579
565,000	C&W Senior Financing DAC (Ireland), 144a, 7.500%, 10/15/26	601,087
588,000	Cablevision Lightpath LLC, 144a, 3.875%, 9/15/27	591,675
519,000	Cars.com, Inc., 144a, 6.375%, 11/1/28	550,903
296,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	311,943
211,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 5/1/32	225,289
1,333,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	1,438,307
567,000	CenturyLink, Inc., 144a, 4.000%, 2/15/27	585,427
741,000	CommScope Technologies LLC, 144a, 5.000%, 3/15/27	729,885
150,000	CommScope, Inc., 144a, 5.500%, 3/1/24	154,650
467,000	CommScope, Inc., 144a, 7.125%, 7/1/28	497,355
1,022,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	1,100,898
682,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	669,212
1,854,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	1,935,112
1,267,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	1,388,949
485,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	394,062
1,191,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 144a, 6.625%, 8/15/27	720,555
106,000	EW Scripps Co. (The), 144a, 5.125%, 5/15/25	108,198
351,000	Frontier Communications Corp., 144a, 5.875%, 10/15/27	379,519
750,000	Frontier Communications Corp., 144a, 6.750%, 5/1/29	802,500
425,000	GCI LLC, 144a, 4.750%, 10/15/28	453,284
500,000	Lamar Media Corp., 144a, 4.875%, 1/15/29	531,250
444,000	LCPR Senior Secured Financing DAC (Ireland), 144a, 6.750%, 10/15/27	477,855
906,000	Level 3 Financing, Inc., 144a, 3.625%, 1/15/29	903,735
1,105,000	MDC Partners, Inc. (Canada), 144a, 6.500%, 5/1/24	1,120,194
1,078,000	Meredith Corp., 144a, 6.500%, 7/1/25	1,142,680
652,000	Netflix, Inc., 4.875%, 4/15/28	735,260
1,013,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.250%, 6/15/25	1,068,715
2,894,000	Photo Holdings Merger Sub, Inc., 144a, 8.500%, 10/1/26	3,064,920
474,000	QualityTech LP / QTS Finance Corp., 144a, 3.875%, 10/1/28	483,480
1,000,000	Scripps Escrow II, Inc., 144a, 5.375%, 1/15/31	1,042,500
346,000	Sinclair Television Group, Inc., 144a, 4.125%, 12/1/30	354,038
205,000	Sinclair Television Group, Inc., 144a, 5.125%, 2/15/27	209,336
1,385,000	Sprint Capital Corp, 6.875%, 11/15/28	1,826,095
721,000	TEGNA, Inc., 5.000%, 9/15/29	761,677
326,000	TEGNA, Inc., 144a, 4.625%, 3/15/28	333,335
353,000	Telecom Italia Capital SA (Italy), 6.000%, 9/30/34	429,986
865,000	Telecom Italia Capital SA (Italy), 6.375%, 11/15/33	1,063,950
1,500,000	Townsquare Media, Inc., 144a, 6.875%, 2/1/26	1,570,995
263,000	Univision Communications, Inc., 144a, 5.125%, 2/15/25	264,973
294,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	305,025
Principal Amount		Market Value

	Communication Services — (Continued)
$ 200,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	$ 216,750
515,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27	516,287
480,000	Ziggo Bond Co. BV (Netherlands), 144a, 5.125%, 2/28/30	506,544
		37,153,819
	Energy — 13.9%
1,383,000	Apache Corp., 4.875%, 11/15/27	1,465,980
1,281,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 7.000%, 11/1/26	1,213,747
1,176,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,184,820
704,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.625%, 12/15/25	749,760
780,000	Cenovus Energy, Inc. (Canada), 5.375%, 7/15/25	879,411
438,000	Cheniere Energy Partners LP, 5.250%, 10/1/25	449,497
461,000	Cheniere Energy, Inc., 144a, 4.625%, 10/15/28	484,050
295,000	Continental Resources, Inc., 4.900%, 6/1/44	291,758
258,000	Continental Resources, Inc., 144a, 5.750%, 1/15/31	286,375
719,000	CVR Energy, Inc., 144a, 5.250%, 2/15/25	693,835
725,000	Delek Logistics Partners LP / Delek Logistics Finance Corp., 6.750%, 5/15/25	703,250
95,000	Endeavor Energy Resources LP / EER Finance, Inc., 144a, 6.625%, 7/15/25	101,650
797,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	777,075
506,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.250%, 5/15/26	475,271
312,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	308,942
298,000	Global Partners LP / GLP Finance Corp., 144a, 6.875%, 1/15/29	322,585
225,000	Global Partners LP / GLP Finance Corp., 7.000%, 8/1/27	240,750
417,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.000%, 12/1/24	415,090
345,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 10/1/25	348,881
435,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	444,244
491,000	MEG Energy Corp. (Canada), 144a, 6.500%, 1/15/25	505,755
735,000	MEG Energy Corp. (Canada), 144a, 7.125%, 2/1/27	758,887
1,193,000	Murphy Oil Corp., 6.375%, 12/1/42	1,051,331
869,000	NGL Energy Partners LP / NGL Energy Finance Corp., 7.500%, 11/1/23	615,361
1,072,000	NuStar Logistics LP, 5.625%, 4/28/27	1,141,680
531,000	NuStar Logistics LP, 6.000%, 6/1/26	574,282
90,000	Occidental Petroleum Corp., 4.100%, 2/15/47	73,571
1,011,000	Occidental Petroleum Corp., 4.200%, 3/15/48	823,965
437,000	Occidental Petroleum Corp., 6.125%, 1/1/31	467,677
674,000	Occidental Petroleum Corp., 6.375%, 9/1/28	711,070
918,000	Occidental Petroleum Corp., 6.625%, 9/1/30	996,718
772,000	Occidental Petroleum Corp., 8.500%, 7/15/27	890,927
469,000	PDC Energy, Inc., 6.125%, 9/15/24	481,949
897,000	Precision Drilling Corp. (Canada), 7.750%, 12/15/23	824,119
362,000	Range Resources Corp., 9.250%, 2/1/26	378,290
181,091	Ruby Pipeline LLC, 144a, 7.750%, 4/1/22	179,265
580,000	Southwestern Energy Co., 8.375%, 9/15/28	629,300
339,000	Sunoco LP / Sunoco Finance Corp., 144a, 4.500%, 5/15/29	352,560
879,000	Sunoco LP / Sunoco Finance Corp., 6.000%, 4/15/27	934,395
253,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 1/15/28	258,376

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Energy — (Continued)
$1,868,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	$ 1,922,265
423,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 5.500%, 9/15/24	430,403
		26,839,117
	Consumer Discretionary — 12.5%
893,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.000%, 10/15/30	904,993
122,000	1011778 BC ULC / New Red Finance, Inc. (Canada), 144a, 4.375%, 1/15/28	125,660
774,000	Adient US LLC, 144a, 7.000%, 5/15/26	841,891
535,000	Ahern Rentals Inc., 144a, 7.375%, 5/15/23	390,550
491,000	American Axle & Manufacturing, Inc., 6.250%, 4/1/25	508,185
505,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.750%, 7/15/27	512,575
249,000	Brookfield Residential Properties Inc. (Canada), 144a, 6.375%, 5/15/25	256,159
428,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), 144a, 6.250%, 9/15/27	455,285
128,000	Carnival Corp., 144a, 7.625%, 3/1/26	139,455
874,000	Carnival Corp., 144a, 11.500%, 4/1/23	1,010,973
925,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	973,562
289,000	Dana, Inc., 5.625%, 6/15/28	311,175
317,000	Delta Air Lines, Inc., 3.750%, 10/28/29	307,253
1,087,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	1,120,969
280,000	Ford Motor Co., 4.750%, 1/15/43	285,600
109,000	Ford Motor Co., 9.625%, 4/22/30	153,826
997,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	1,044,357
1,298,000	Ford Motor Credit Co. LLC, 4.271%, 1/9/27	1,369,390
672,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	730,666
1,589,000	Ford Motor Credit Co. LLC, MTN, 4.389%, 1/8/26	1,667,942
772,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	795,762
764,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	772,175
481,000	Hanesbrands, Inc., 144a, 4.625%, 5/15/24	503,848
503,000	Herc Holdings, Inc., 144a, 5.500%, 7/15/27	533,180
445,000	International Game Technology PLC (United Kingdom), 144a, 6.250%, 1/15/27	509,592
426,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	456,885
510,000	Meritor, Inc., 144a, 6.250%, 6/1/25	550,800
705,000	Quad/Graphics, Inc., 7.000%, 5/1/22	634,500
172,000	Royal Caribbean Cruises Ltd., 7.500%, 10/15/27†	187,480
1,081,000	Royal Caribbean Cruises Ltd., 144a, 11.500%, 6/1/25	1,263,743
212,000	Sonic Automotive, Inc., 6.125%, 3/15/27	223,395
874,000	Speedway Motorsports LLC / Speedway Funding II Inc., 144a, 4.875%, 11/1/27	865,260
1,083,000	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 144a, 5.625%, 3/1/24	1,162,871
228,000	TRI Pointe Group, Inc., 5.700%, 6/15/28	257,412
844,000	Twin River Worldwide Holdings Inc., 144a, 6.750%, 6/1/27	905,190
538,000	United Rentals North America, Inc., 4.000%, 7/15/30	566,245
866,000	Wyndham Hotels & Resorts, Inc., 144a, 4.375%, 8/15/28	899,817
		24,198,621
	Health Care — 9.3%
1,124,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	1,154,910
162,000	Bausch Health Cos, Inc., 144a, 5.000%, 1/30/28	166,947
751,000	Bausch Health Cos, Inc., 144a, 5.250%, 2/15/31	784,585
1,004,000	Bausch Health Cos, Inc., 144a, 6.250%, 2/15/29	1,090,595
287,000	Bausch Health Cos, Inc., 144a, 7.000%, 1/15/28	315,470
679,000	DaVita, Inc., 144a, 3.750%, 2/15/31	689,429
1,358,000	DaVita, Inc., 144a, 4.625%, 6/1/30	1,441,178
Principal Amount		Market Value

	Health Care — (Continued)
$ 500,000	Encompass Health Corp., 4.500%, 2/1/28	$ 522,500
426,000	Encompass Health Corp., 4.625%, 4/1/31	455,820
113,000	Encompass Health Corp., 4.750%, 2/1/30	121,051
648,000	HCA, Inc., 3.500%, 9/1/30	688,549
228,000	HCA, Inc., 5.875%, 2/1/29	274,393
286,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	312,455
1,059,000	HLF Financing Sarl LLC / Herbalife International, Inc., 144a, 7.250%, 8/15/26	1,123,530
683,000	Horizon Therapeutics USA, Inc., 144a, 5.500%, 8/1/27	733,419
1,000,000	LifePoint Health, Inc., 144a, 5.375%, 1/15/29	997,850
424,000	MEDNAX, Inc., 144a, 5.250%, 12/1/23	429,215
948,000	MEDNAX, Inc., 144a, 6.250%, 1/15/27	1,016,692
903,000	Providence Service Corp. (The), 144a, 5.875%, 11/15/25	954,923
1,179,000	Select Medical Corp., 144a, 6.250%, 8/15/26	1,269,689
958,000	Tenet Healthcare Corp., 144a, 6.125%, 10/1/28	998,217
238,000	Tenet Healthcare Corp., 144a, 6.250%, 2/1/27	252,280
641,000	Tenet Healthcare Corp., 144a, 7.500%, 4/1/25	700,293
368,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 3.150%, 10/1/26	353,744
198,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 6.750%, 3/1/28	223,988
714,000	Valeant Pharmaceuticals International, 144a, 8.500%, 1/31/27	794,089
		17,865,811
	Consumer Staples — 8.9%
185,000	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 144a, 4.625%, 1/15/27	196,794
153,000	American Builders & Contractors Supply Co., Inc., 144a, 5.875%, 5/15/26	158,546
241,000	AMN Healthcare, Inc., 144a, 4.000%, 4/15/29	246,423
1,239,000	Cardtronics, Inc. / Cardtronics USA, Inc., 144a, 5.500%, 5/1/25	1,280,816
1,273,000	Carriage Services, Inc., 144a, 6.625%, 6/1/26	1,360,519
2,335,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	2,454,669
257,000	JBS USA LUX SA / JBS USA Finance, Inc., 144a, 6.750%, 2/15/28	288,740
586,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 5.500%, 1/15/30	673,173
943,000	Michaels Stores, Inc., 144a, 4.750%, 10/1/27	966,575
1,433,000	Performance Food Group, Inc., 144a, 5.500%, 6/1/24	1,440,165
124,000	Performance Food Group, Inc., 144a, 6.875%, 5/1/25	132,680
483,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	508,097
1,325,000	QVC, Inc., 4.375%, 9/1/28	1,372,899
1,146,000	QVC, Inc., 4.750%, 2/15/27	1,229,085
1,790,000	SEG Holding LLC / SEG Finance Corp., 144a, 5.625%, 10/15/28	1,888,450
915,000	Staples, Inc., 144a, 7.500%, 4/15/26	955,507
913,000	Surgery Center Holdings, Inc., 144a, 6.750%, 7/1/25	928,977
649,000	US Foods, Inc., 144a, 6.250%, 4/15/25	693,619
309,000	Yum! Brands, Inc., 144a, 4.750%, 1/15/30	338,818
		17,114,552
	Financials — 8.5%
175,000	Ally Financial, Inc., 8.000%, 11/1/31	256,877
645,000	Ally Financial, Inc., 8.000%, 11/1/31	917,648
2,012,000	Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc. (Canada), 144a, 8.500%, 12/15/22	2,067,330
1,008,000	Credit Acceptance Corp., 144a, 5.125%, 12/31/24	1,048,320
528,000	Credit Acceptance Corp., 6.625%, 3/15/26	562,320
455,000	Fairstone Financial, Inc. (Canada), 144a, 7.875%, 7/15/24	482,300
328,000	goeasy Ltd. (Canada), 144a, 5.375%, 12/1/24	341,120

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Financials — (Continued)
$ 391,000	Goldman Sachs Group Inc. (The), Ser P, (3M LIBOR +2.874%), 5.000%(A)(B)	$ 394,910
615,000	MGIC Investment Corp., 5.250%, 8/15/28	658,050
730,000	Navient Corp., 5.500%, 1/25/23	762,850
1,462,000	Navient Corp., 5.875%, 10/25/24	1,553,375
350,000	OneMain Finance Corp., 4.000%, 9/15/30	363,164
419,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	443,092
960,000	PRA Group, Inc., 144a, 7.375%, 9/1/25	1,036,800
317,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 3.375%, 8/31/27	314,623
525,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	563,635
1,140,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 5.750%, 4/15/26	1,248,300
441,000	Quicken Loans LLC, 144a, 5.250%, 1/15/28	470,767
1,017,000	Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc., 144a, 3.875%, 3/1/31	1,055,137
430,000	Radian Group Inc., 4.500%, 10/1/24	453,650
614,000	Springleaf Finance Corp., 6.625%, 1/15/28	729,125
172,000	Springleaf Finance Corp., 7.125%, 3/15/26	203,390
391,000	Springleaf Finance Corp., 8.875%, 6/1/25	442,319
		16,369,102
	Industrials — 8.2%
416,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	435,760
653,000	Boeing Co. (The), 3.600%, 5/1/34	687,571
591,000	Bombardier, Inc. (Canada), 144a, 6.000%, 10/15/22	580,155
953,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	992,311
483,000	Cascades, Inc./Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	513,338
254,705	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, Ser 02G1, 6.718%, 1/2/23	261,738
264,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	275,909
437,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 9.750%, 8/1/27	500,911
275,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.750%, 3/15/22	275,688
535,000	GFL Environmental, Inc. (Canada), 144a, 3.500%, 9/1/28	544,697
123,000	Howmet Aerospace, Inc., 5.950%, 2/1/37	148,215
189,000	Howmet Aerospace, Inc., 6.750%, 1/15/28	231,117
1,065,000	JB Poindexter & Co., Inc., 144a, 7.125%, 4/15/26	1,126,237
273,000	Meritor, Inc., 144a, 4.500%, 12/15/28	279,825
749,000	Moog, Inc., 144a, 4.250%, 12/15/27	777,087
682,000	Owens-Brockway Glass Container, Inc., 144a, 5.875%, 8/15/23	730,593
747,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	808,627
808,000	Plastipak Holdings, Inc., 144a, 6.250%, 10/15/25	832,240
335,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 4.000%, 10/15/27	343,375
643,000	Signature Aviation US Holdings, Inc., 144a, 4.000%, 3/1/28	647,276
347,000	Spirit AeroSystems, Inc., 144a, 7.500%, 4/15/25	372,158
634,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	637,170
203,000	Standard Industries, Inc., 144a, 5.000%, 2/15/27	212,135
137,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	140,768
665,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	698,250
405,000	TransDigm, Inc., 6.375%, 6/15/26	419,175
144,000	TransDigm, Inc., 6.500%, 5/15/25	147,960
Principal Amount		Market Value

	Industrials — (Continued)
$ 768,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	$ 817,920
144,000	TransDigm, Inc., 144a, 8.000%, 12/15/25	159,163
700,000	WESCO Distribution, Inc., 144a, 7.250%, 6/15/28	796,103
492,000	XPO Logistics, Inc., 144a, 6.250%, 5/1/25	529,461
		15,922,933
	Information Technology — 5.2%
667,000	Booz Allen Hamilton, Inc., 144a, 3.875%, 9/1/28	687,010
368,000	Boxer Parent Co., Inc., 144a, 7.125%, 10/2/25	399,445
364,000	Camelot Finance SA, 144a, 4.500%, 11/1/26	379,925
671,000	CDK Global, Inc., 4.875%, 6/1/27	707,905
555,000	j2 Global, Inc., 144a, 4.625%, 10/15/30	585,525
1,589,000	LogMeIn, Inc., 144a, 5.500%, 9/1/27	1,664,477
493,000	Microchip Technology, Inc., 144a, 4.250%, 9/1/25	521,566
460,000	NCR Corp., 144a, 5.750%, 9/1/27	488,750
862,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	896,480
277,000	Pitney Bowes, Inc., 5.375%, 5/15/22	284,618
286,000	PTC, Inc., 144a, 4.000%, 2/15/28	299,764
1,016,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	1,085,108
1,047,000	Xerox Corp., 4.800%, 3/1/35	1,054,852
955,000	Xerox Holdings Corp., 144a, 5.000%, 8/15/25	1,016,378
		10,071,803
	Real Estate — 4.6%
1,087,000	CoreCivic, Inc. REIT, 4.625%, 5/1/23	1,046,237
1,218,000	CoreCivic, Inc. REIT, 5.000%, 10/15/22	1,218,000
130,000	Diversified Healthcare Trust REIT, 4.750%, 5/1/24	133,522
86,000	Diversified Healthcare Trust REIT, 4.750%, 2/15/28	85,570
663,000	Diversified Healthcare Trust REIT, 9.750%, 6/15/25	753,261
1,835,000	GEO Group, Inc. (The) REIT, 5.875%, 1/15/22	1,820,265
478,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	500,705
463,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29	488,465
171,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	180,455
1,016,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,097,280
811,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	904,196
168,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	171,780
519,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.250%, 12/1/26	538,281
		8,938,017
	Utilities — 4.5%
653,000	Calpine Corp., 144a, 4.500%, 2/15/28	679,120
363,000	Calpine Corp., 144a, 5.000%, 2/1/31	379,335
389,000	Clearway Energy Operating LLC, 5.000%, 9/15/26	402,615
212,000	Clearway Energy Operating LLC, 144a, 4.750%, 3/15/28	227,370
552,000	FirstEnergy Transmission LLC, 144a, 4.550%, 4/1/49	644,643
262,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	332,442
2,066,000	PG&E Corp., 5.000%, 7/1/28	2,200,290
193,000	PG&E Corp., 5.250%, 7/1/30	212,300
1,269,000	Rockpoint Gas Storage Canada Ltd. (Canada), 144a, 7.000%, 3/31/23	1,256,310
409,000	Superior Plus LP / Superior General Partner, Inc. (Canada), 144a, 7.000%, 7/15/26	437,119
1,710,000	Talen Energy Supply LLC, 144a, 7.625%, 6/1/28	1,842,525
		8,614,069
	Materials — 3.2%
503,000	Alcoa Nederland Holding BV (Netherlands), 144a, 6.125%, 5/15/28	549,527
273,000	Arconic Corp., 144a, 6.125%, 2/15/28	294,328
187,000	Arconic Corp., 144a, 6.000%, 5/15/25	199,623
336,000	Clearwater Paper Corp., 144a, 5.375%, 2/1/25	364,140

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 98.0% (Continued)
	Materials — (Continued)
$ 380,000	CVR Partners LP / CVR Nitrogen Finance Corp., 144a, 9.250%, 6/15/23	$ 380,395
895,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	1,119,869
544,000	Hudbay Minerals, Inc. (Peru), 144a, 7.625%, 1/15/25	565,080
262,000	Kaiser Aluminum Corp., 144a, 4.625%, 3/1/28	271,825
347,000	Mineral Resources Ltd. (Australia), 144a, 8.125%, 5/1/27	383,869
1,073,000	Novelis Corp., 144a, 5.875%, 9/30/26	1,121,285
889,000	Nufarm Australia Ltd. / Nufarm Americas, Inc. (Australia), 144a, 5.750%, 4/30/26	913,447
		6,163,388
	Total Corporate Bonds	$189,251,232
Shares
	Common Stocks — 0.2%
	Energy — 0.2%
38,887	Unit Corp.*	369,429
	Short-Term Investment Funds — 1.9%
3,425,690	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,425,690
192,842	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	192,842
	Total Short-Term Investment Funds	$3,618,532
	Total Investment Securities—100.1% (Cost $185,695,747)	$193,239,193
	Liabilities in Excess of Other Assets — (0.1%)	(263,129)
	Net Assets — 100.0%	$192,976,064
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $176,240.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
DAC – Designated Activity Company
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $132,776,036 or 68.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$189,251,232	$—	$189,251,232
Common Stocks	—	—	369,429	369,429
Short-Term Investment Funds	3,618,532	—	—	3,618,532
Total	$3,618,532	$189,251,232	$369,429	$193,239,193
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, September 30, 2020	$—
Transfer into Level 3	369,429
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2020	$369,429
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2020	$—
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Unit Corp	$369,429	Market Value	N/A
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 30.3%
	Financials — 8.4%
$ 2,444,000	Aflac, Inc., 3.250%, 3/17/25	$ 2,699,797
2,600,000	American Express Co., 2.650%, 12/2/22	2,713,984
1,558,570	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	1,749,816
545,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	701,654
1,398,000	Globe Life, Inc., 3.800%, 9/15/22	1,473,569
691,000	Globe Life, Inc., 4.550%, 9/15/28	829,254
1,000,000	KeyBank NA/Cleveland OH, 2.300%, 9/14/22	1,033,769
1,950,000	KeyBank NA/Cleveland OH, 3.350%, 6/15/21	1,976,592
2,644,000	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42(A)	920,760
2,000,000	MassMutual Global Funding II, 144a, 0.850%, 6/9/23	2,024,442
1,648,783	National Logistics Trust-1, 144a, 2.769%, 8/10/42	1,642,699
2,386,000	National Rural Utilities Cooperative Finance Corp., 3.400%, 11/15/23	2,573,529
1,480,000	Nationwide Financial Services, Inc., 144a, 5.375%, 3/25/21	1,496,079
708,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	1,232,676
1,300,000	PNC Bank NA, 2.700%, 10/22/29	1,428,726
1,500,000	Progressive Corp. (The), 4.200%, 3/15/48	2,006,716
2,040,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,143,542
792,000	Unum Group, 7.250%, 3/15/28	1,007,734
2,000,000	USB Capital IX, (3M LIBOR +1.020%), 3.500%(B)(C)	1,965,000
2,000,000	Wachovia Capital Trust III, (3M LIBOR +0.930%), 5.570%(B)(C)	2,025,260
		33,645,598
	Industrials — 7.1%
5,403	Burlington Northern and Santa Fe Railway Co. 2004-1 Pass Through Trust (The), 4.575%, 1/15/21	5,410
81,255	Burlington Northern and Santa Fe Railway Co. 2005-3 Pass Through Trust, 4.830%, 1/15/23	82,211
554,496	Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust, 4.967%, 4/1/23	578,721
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	3,215,454
1,559,067	CSX Transportation, Inc., 6.251%, 1/15/23	1,721,054
363,346	Federal Express Corp. 1999 Pass Through Trust, 7.650%, 1/15/23	376,551
2,135,000	FedEx Corp., 4.000%, 1/15/24	2,364,646
985,000	FedEx Corp. 2020-1 Class AA Pass Through Trust, 1.875%, 2/20/34	1,014,221
2,823,000	GATX Corp., 3.250%, 3/30/25	3,098,022
2,000,000	John Deere Capital Corp., MTN, 2.800%, 9/8/27	2,225,293
1,180,000	Kansas City Southern, 3.000%, 5/15/23	1,229,309
1,475,000	Kansas City Southern, 3.125%, 6/1/26	1,616,075
1,941,000	Norfolk Southern Corp., 2.903%, 2/15/23	2,032,507
705,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	837,395
2,579,000	Tote Shipholdings LLC, 3.400%, 10/16/40	2,850,039
1,460,000	Union Pacific Corp., 3.950%, 9/10/28	1,733,307
213,771	Union Pacific Railroad Co. 2003 Pass Through Trust, 4.698%, 1/2/24	220,499
623,926	Union Pacific Railroad Co. 2006 Pass Through Trust, 5.866%, 7/2/30	736,127
793,603	Union Pacific Railroad Co. 2014-1 Pass Through Trust, 3.227%, 5/14/26	875,867
1,631,000	Waste Management, Inc., 2.400%, 5/15/23	1,703,264
		28,515,972
	Utilities — 5.8%
2,104,000	American Water Capital Corp., 2.950%, 9/1/27	2,326,280
1,623,000	California Water Service Co., 5.500%, 12/1/40	2,278,897
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,899,429
Principal Amount		Market Value

	Utilities — (Continued)
$ 2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	$ 2,901,811
2,080,000	Duke Energy Progress LLC, 6.300%, 4/1/38	3,193,396
2,382,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,750,150
1,642,000	Georgia Power Co., 4.750%, 9/1/40	2,156,731
64,569	Kiowa Power Partners LLC, 144a, 5.737%, 3/30/21	64,799
2,000,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +2.067%), 2.305%, 10/1/66(C)	1,720,000
2,926,000	PacifiCorp., 8.050%, 9/1/22	3,249,956
		23,541,449
	Consumer Discretionary — 3.3%
2,543,645	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,489,740
200,882	Continental Airlines 2000-2 Class A-1 Pass Through Trust, 7.707%, 4/2/21	200,124
1,224,312	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 4/19/22	1,238,806
658,128	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 10/29/24	665,794
396,156	Delta Air Lines 2007-1 Class B Pass Through Trust, 8.021%, 8/10/22	386,991
2,400,000	Delta Air Lines 2019-1 Class AA Pass Through Trust, 3.204%, 4/25/24	2,465,823
2,347,000	Ford Motor Credit Co. LLC, 4.375%, 8/6/23	2,435,012
990,000	PulteGroup, Inc., 7.875%, 6/15/32	1,481,287
1,300,000	Royal Caribbean Cruises Ltd., 5.250%, 11/15/22	1,305,365
698,954	Southwest Airlines Co. 2007-1 Pass Through Trust, 6.150%, 8/1/22	729,451
		13,398,393
	Real Estate — 1.7%
1,800,000	American Tower Corp. REIT, 3.125%, 1/15/27	1,985,746
850,000	American Tower Trust #1 REIT, 144a, 3.070%, 3/15/23	866,677
1,750,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,078,422
1,855,000	SBA Tower Trust REIT, 144a, 3.168%, 4/11/22	1,869,943
		6,800,788
	Health Care — 1.5%
2,525,280	CVS Pass-Through Trust, 6.036%, 12/10/28	2,933,815
2,605,000	HCA, Inc., 5.250%, 4/15/25	3,041,811
		5,975,626
	Consumer Staples — 1.1%
1,500,000	Kroger Co. (The), 3.850%, 8/1/23	1,616,802
1,000,000	Kroger Co. (The), 4.500%, 1/15/29	1,231,741
1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	1,704,000
		4,552,543
	Communication Services — 0.6%
2,084,000	Verizon Communications, Inc., 144a, 2.987%, 10/30/56	2,097,781
195,000	Verizon Communications, Inc., 5.012%, 4/15/49	270,313
		2,368,094
	Information Technology — 0.5%
1,900,000	Lam Research Corp., 1.900%, 6/15/30	1,974,438
	Energy — 0.3%
592,000	Spectra Energy Partners LP, 3.500%, 3/15/25	652,785
500,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	694,890
		1,347,675
	Total Corporate Bonds	$122,120,576
	U.S. Government Agency Obligations — 27.1%
1,173,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,364,838
2,660,969	Helios Leasing I LLC, 1.734%, 7/24/24	2,718,738
1,045,000	Matson Navigation Co., Inc., 5.337%, 9/4/28	1,195,542

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 27.1% (Continued)
$ 1,925,000	Petroleos Mexicanos (Mexico), 2.290%, 2/15/24	$ 1,982,173
2,754,053	Reliance Industries Ltd. (India), 1.870%, 1/15/26	2,839,732
2,587,934	SBA Small Business Investment Cos, Ser 2017-10A, Class 1, 2.845%, 3/10/27	2,748,855
2,792,319	SBA Small Business Investment Cos, Ser 2017-10B, Class 1, 2.518%, 9/10/27	2,934,730
26,980	Small Business Administration Participation Certificates, Ser 2002-20H, Class 1, 5.310%, 8/1/22	27,641
9,826	Small Business Administration Participation Certificates, Ser 2003-20D, Class 1, 4.760%, 4/1/23	10,151
40,053	Small Business Administration Participation Certificates, Ser 2004-20D, Class 1, 4.770%, 4/1/24	41,819
87,690	Small Business Administration Participation Certificates, Ser 2004-20K, Class 1, 4.880%, 11/1/24	92,738
90,920	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	96,457
154,258	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	166,442
163,185	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	176,184
287,360	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	309,291
282,327	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	302,420
430,392	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	467,438
212,768	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	231,647
633,763	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	683,966
330,639	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	359,458
336,216	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	375,986
726,617	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	781,841
377,165	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	409,297
460,454	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	508,984
228,437	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	245,903
783,962	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	832,207
1,400,820	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	1,520,011
2,961,981	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	3,103,216
184,858	Small Business Administration Participation Certificates, Ser 2012-10C, Class 1, 1.240%, 5/1/22	186,281
5,332,927	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	5,525,193
4,333,332	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	4,462,126
2,709,245	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	2,891,911
2,724,956	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	2,901,900
Principal Amount		Market Value
	U.S. Government Agency Obligations — 27.1% (Continued)
$ 4,231,775	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	$ 4,546,247
3,774,917	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	4,019,105
2,151,544	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	2,313,718
3,060,246	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	3,222,812
4,368,554	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	4,618,012
5,098,188	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	5,297,305
5,186,180	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	5,642,620
4,002,986	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	4,287,012
4,769,219	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	5,159,901
2,603,547	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	2,791,391
3,683,290	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	4,024,302
2,200,858	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	2,456,391
2,604,199	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,880,015
2,926,193	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	3,192,949
3,860,000	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	3,883,073
945,329	Tagua Leasing LLC, 1.581%, 11/16/24	964,642
2,482,000	Tennessee Valley Auth., 4.650%, 6/15/35	3,448,723
2,476,476	United States Small Business Administration, Ser 2019-20A, Class 1, 3.370%, 1/1/39	2,708,720
1,095,000	Vessel Management Services, Inc., 5.125%, 4/16/35	1,316,222
	Total U.S. Government Agency Obligations	$109,268,276
	Agency Collateralized Mortgage Obligations — 16.8%
3,086,591	Fannie Mae-Aces, Ser 2019-M6, Class A1, 3.300%, 8/1/28	3,404,116
2,100,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	2,566,382
3,447,146	FHLMC Multifamily Structured Pass Through Certificates, Ser KG01, Class A7, 2.875%, 4/25/26	3,777,818
3,570,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG02, Class A2, 2.412%, 8/25/29	3,851,985
3,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KG03, Class A1, 0.704%, 4/25/29(C)(D)	2,972,441
2,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG1, Class A2, 1.503%, 9/25/30	2,572,440
3,282,460	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	3,477,282
2,500,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,853,835
1,500,000	FREMF Mortgage Trust, Ser 2011-K16, Class B, 144a, 4.609%, 11/25/46(C)(D)	1,540,696
1,020,037	FREMF Mortgage Trust, Ser 2012-K19, Class B, 144a, 4.017%, 5/25/45(C)(D)	1,056,935

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 16.8% (Continued)
$ 3,000,000	FREMF Mortgage Trust, Ser 2012-K23, Class B, 144a, 3.656%, 10/25/45(C)(D)	$ 3,123,170
1,300,000	FREMF Mortgage Trust, Ser 2013-K30, Class B, 144a, 3.556%, 6/25/45(C)(D)	1,379,520
1,715,000	FREMF Mortgage Trust, Ser 2014-K40, Class B, 144a, 4.071%, 11/25/47(C)(D)	1,893,358
1,578,000	FREMF Mortgage Trust, Ser 2014-K716, Class B, 144a, 3.929%, 8/25/47(C)(D)	1,594,700
1,305,747	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (1M LIBOR +0.700%), 2.408%, 11/25/35(C)	1,304,032
877,624	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, 2.160%, 5/25/36(C)(D)	878,994
1,226,704	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(C)(D)	1,302,532
2,527,079	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(C)(D)	2,734,520
1,647,981	GNMA, Ser 2011-142, Class B, 3.442%, 2/16/44(C)(D)	1,680,131
508,641	GNMA, Ser 2012-1, Class C, 3.310%, 11/16/49	515,363
2,672,784	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(C)(D)	2,768,871
768,734	GNMA, Ser 2012-53, Class AC, 2.381%, 12/16/43	788,114
1,718,791	GNMA, Ser 2013-121, Class AB, 2.497%, 8/16/44(C)(D)	1,795,293
666,569	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	673,443
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(C)(D)	2,696,532
2,453,121	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	2,561,565
3,512,000	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(C)(D)	3,730,483
1,983,537	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	2,091,699
1,500,294	GNMA, Ser 2017-H11, Class FV, (1M LIBOR +0.500%), 0.640%, 5/20/67(C)	1,504,752
4,375,311	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	4,399,406
	Total Agency Collateralized Mortgage Obligations	$67,490,408
	U.S. Government Mortgage-Backed Obligations — 10.2%
1,194,727	FHLMC, Pool #W30008, 7.645%, 5/1/25	1,361,422
4,657,193	FHLMC REMIC, Pool #QB4551, 2.000%, 10/1/50	4,838,285
184,089	FNMA, Pool #465711, 4.680%, 8/1/28	215,222
98,306	FNMA, Pool #874210, 5.260%, 1/1/25	102,158
599,377	FNMA, Pool #888829, 5.888%, 6/1/37(C)(D)	625,845
1,158,795	FNMA, Pool #AH8854, 4.500%, 4/1/41	1,301,196
1,626,528	FNMA, Pool #AM0157, 2.680%, 2/1/22	1,647,748
2,854,076	FNMA, Pool #AN0897, 3.440%, 2/1/32	3,284,245
3,359,000	FNMA, Pool #AN3613, 2.680%, 12/1/26	3,580,054
2,873,936	FNMA, Pool #AN5183, 3.250%, 4/1/27	3,240,772
2,781,855	FNMA, Pool #AS8650, 3.000%, 1/1/47	2,923,196
554,704	FNMA, Pool #AT0924, 2.000%, 3/1/28	578,372
1,103,685	FNMA, Pool #BC0153, 4.000%, 1/1/46	1,198,549
3,642,545	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,905,672
3,023,616	FNMA, Pool #FM3442, 3.000%, 6/1/50	3,170,223
3,736,552	FNMA, Pool #MA4078, 2.500%, 7/1/50	3,942,310
4,928,005	FNMA, Pool #MA4178, 1.500%, 11/1/35	5,070,663
	Total U.S. Government Mortgage-Backed Obligations	$40,985,932
	Municipal Bonds — 7.8%
	California — 3.0%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	1,074,790
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	2,055,260
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	2,519,551
Principal Amount		Market Value

	California — (Continued)
$ 2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	$ 3,524,230
2,040,000	Los Angeles Unified School District, Build America Bonds Ser RY, UTGO, 6.758%, 7/1/34	3,068,527
		12,242,358
	Texas — 1.5%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	2,703,817
2,640,000	Texas State Transportation Commission Highway Authority, Build America Bonds, 5.178%, 4/1/30	3,404,385
		6,108,202
	New York — 0.9%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,551,102
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,949,528
		3,500,630
	Nevada — 0.8%
3,264,828	Nevada Housing Division, Revenue, 1.900%, 11/1/44	3,328,198
	Washington — 0.6%
1,515,000	State of Washington, Build America Bonds, UTGO, 5.481%, 8/1/39	2,187,615
	Indiana — 0.4%
1,200,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	1,750,932
	Ohio — 0.3%
1,190,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,229,104
	Louisiana — 0.3%
1,155,070	Louisiana Housing Corp., 2.875%, 11/1/38	1,190,092
	Total Municipal Bonds	$31,537,131
	U.S. Treasury Obligations — 3.5%
10,429,000	U.S. Treasury Strip, Principal, 5/15/43(E)	7,362,027
5,379,000	U.S. Treasury Strip, Principal, 5/15/45(E)	3,628,254
4,862,000	U.S. Treasury Strip, Principal, 5/15/48(E)	3,080,260
	Total U.S. Treasury Obligations	$14,070,541
	Asset-Backed Securities — 1.1%
1,070,027	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	1,253,913
992,671	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	1,119,143
1,296,771	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	1,488,385
340,282	JCP&L Transition Funding II LLC, Ser 2006-A, Class A4, 5.610%, 6/5/23	343,864
	Total Asset-Backed Securities	$4,205,305
	Non-Agency Collateralized Mortgage Obligations — 0.7%
689,666	Virginia Housing Development Authority, Ser 2013-B, Class A, 2.750%, 4/25/42	715,577
2,041,654	Virginia Housing Development Authority, Ser 2019-A, Class A, 2.950%, 10/25/49	2,131,752
	Total Non-Agency Collateralized Mortgage Obligations	$2,847,329
	Commercial Mortgage-Backed Securities — 0.1%
329,223	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	177,780

Touchstone Impact Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 2.0%
8,082,415	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 8,082,415
	Total Investment Securities—99.6% (Cost $377,837,873)	$400,785,693
	Other Assets in Excess of Liabilities — 0.4%	1,802,593
	Net Assets — 100.0%	$402,588,286
(A)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date
(C)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
(D)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(E)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $31,260,688 or 7.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$121,199,816	$920,760	$122,120,576
U.S. Government Agency Obligations	—	109,268,276	—	109,268,276
Agency Collateralized Mortgage Obligations	—	67,490,408	—	67,490,408
U.S. Government Mortgage-Backed Obligations	—	40,985,932	—	40,985,932
Municipal Bonds	—	31,537,131	—	31,537,131
U.S. Treasury Obligations	—	14,070,541	—	14,070,541
Asset-Backed Securities	—	4,205,305	—	4,205,305
Non-Agency Collateralized Mortgage Obligations	—	2,847,329	—	2,847,329
Commercial Mortgage-Backed Securities	—	177,780	—	177,780
Short-Term Investment Fund	8,082,415	—	—	8,082,415
Total	$8,082,415	$391,782,518	$920,760	$400,785,693
Measurements Using Unobservable Inputs (Level 3)
Assets	Corporate Bonds
Beginning balance, September 30, 2020	$—
Transfer into Level 3	920,760
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Ending balance, December 31, 2020	$920,760
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2020	$—
Corporate Bonds	Fair Value	Valuation Technique	Unobservable Input
Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	$920,760	Market Value	N/A
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone International ESG Equity Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 96.9%
	Japan — 16.3%
	Communication Services — 4.7%
27,200	KDDI Corp.	$ 806,487
1,100	Nintendo Co. Ltd.	706,136
	Consumer Discretionary — 6.9%
80,300	Panasonic Corp.	936,076
12,500	Sony Corp.	1,259,601
	Industrials — 2.3%
19,500	Kubota Corp.	426,029
19,500	Mitsubishi Electric	294,716
	Information Technology — 2.4%
7,500	Kyocera Corp.	460,338
800	Tokyo Electron, Ltd.	298,850
	Total Japan	5,188,233
	Germany — 14.1%
	Consumer Discretionary — 2.9%
6,294	Continental AG	936,769
	Industrials — 4.8%
23,443	Deutsche Post AG	1,161,267
4,249	KION Group AG	368,482
	Materials — 2.5%
10,728	HeidelbergCement AG	798,759
	Real Estate — 3.9%
17,037	Vonovia SE	1,244,282
	Total Germany	4,509,559
	France — 11.7%
	Financials — 2.9%
28,355	SCOR SE*	919,738
	Industrials — 7.1%
22,363	Cie de Saint-Gobain*	1,028,528
8,576	Schneider Electric SE	1,239,467
	Materials — 1.7%
3,339	Air Liquide SA	547,419
	Total France	3,735,152
	Sweden — 9.6%
	Communication Services — 2.4%
56,309	Tele2 AB - Class B	744,855
	Financials — 4.8%
82,953	Svenska Handelsbanken AB - Class A*	836,169
39,676	Swedbank AB - Class A*	695,933
	Industrials — 2.4%
42,421	Epiroc AB	770,990
	Total Sweden	3,047,947
	Switzerland — 7.1%
	Health Care — 4.7%
8,477	Alcon, Inc.*	562,840
2,665	Roche Holding AG	928,216
	Industrials — 2.4%
27,879	ABB Ltd. ADR†	779,497
	Total Switzerland	2,270,553
	Canada — 6.0%
	Financials — 2.5%
6,891	Intact Financial Corp.	815,941
Shares		Market Value

	Canada — (Continued)
	Materials — 3.5%
15,715	Agnico Eagle Mines Ltd.	$ 1,108,065
	Total Canada	1,924,006
	Taiwan — 5.8%
	Information Technology — 5.8%
16,927	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,845,720
	China — 4.5%
	Consumer Discretionary — 4.5%
4,571	Alibaba Group Holding Ltd. ADR*	1,063,809
19,274	Shenzhou International Group Holdings Ltd.	377,736
	Total China	1,441,545
	Italy — 3.8%
	Utilities — 3.8%
120,529	Enel SpA	1,226,351
	South Korea — 3.6%
	Communication Services — 1.8%
31,752	KT Corp. ADR*	349,590
9,609	KT Corp.*	212,403
	Information Technology — 1.8%
1,006	Samsung SDI Co. Ltd.*	583,025
	Total South Korea	1,145,018
	India — 3.0%
	Financials — 3.0%
63,862	ICICI Bank Ltd. ADR*	948,989
	United Kingdom — 2.9%
	Financials — 2.2%
1,395,872	Lloyds Banking Group PLC*	695,922
	Utilities — 0.7%
18,589	Pennon Group PLC	240,597
	Total United Kingdom	936,519
	Denmark — 2.8%
	Industrials — 1.2%
1,535	Vestas Wind Systems A/S	362,612
	Materials — 1.6%
9,159	Novozymes A/S	521,696
	Total Denmark	884,308
	Netherlands — 2.4%
	Health Care — 2.4%
14,035	Koninklijke Philips NV*	756,031
	Singapore — 1.8%
	Real Estate — 1.8%
343,800	CapitaLand Integrated Commercial Trust REIT	562,260
	Belgium — 1.5%
	Materials — 1.5%
9,987	Umicore SA	480,026
	Total Common Stocks	$30,902,217
	Exchange-Traded Funds — 2.0%
6,766	iShares Core MSCI EAFE ETF	467,463
2,547	iShares Core MSCI Emerging Markets ETF	158,016
	Total Exchange-Traded Funds	$625,479

Touchstone International ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 2.7%
337,065	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞,Ω	$ 337,065
515,850	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞,Ω,**	515,850
	Total Short-Term Investment Funds	$852,915
	Total Investment Securities — 101.6% (Cost $24,709,106)	$32,380,611
	Liabilities in Excess of Other Assets — (1.6)%	(509,711)
	Net Assets — 100.0%	$31,870,900
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $506,076.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
ETF – Exchange-Traded Fund
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$5,188,233	$—	$5,188,233
Germany	—	4,509,559	—	4,509,559
France	—	3,735,152	—	3,735,152
Sweden	—	3,047,947	—	3,047,947
Switzerland	779,497	1,491,056	—	2,270,553
Canada	1,924,006	—	—	1,924,006
Taiwan	1,845,720	—	—	1,845,720
China	1,063,809	377,736	—	1,441,545
Italy	—	1,226,351	—	1,226,351
South Korea	349,590	795,428	—	1,145,018
India	948,989	—	—	948,989
United Kingdom	—	936,519	—	936,519
Denmark	—	884,308	—	884,308
Netherlands	—	756,031	—	756,031
Singapore	—	562,260	—	562,260
Belgium	—	480,026	—	480,026
Exchange-Traded Funds	625,479	—	—	625,479
Short-Term Investment Funds	852,915	—	—	852,915
Total	$8,390,005	$23,990,606	$—	$32,380,611
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 94.3%
	Information Technology — 22.4%
1,184,000	Amphenol Corp. - Class A	$ 154,831,680
1,941,485	Black Knight, Inc.*	171,530,200
1,479,487	CDK Global, Inc.	76,681,811
1,203,032	Citrix Systems, Inc.	156,514,463
2,733,620	Entegris, Inc.	262,700,882
1,413,385	Skyworks Solutions, Inc.	216,078,299
		1,038,337,335
	Industrials — 19.9%
2,624,696	Allison Transmission Holdings, Inc.	113,203,138
1,849,107	Armstrong World Industries, Inc.	137,555,070
303,787	Cintas Corp.	107,376,553
1,804,484	Copart, Inc. *	229,620,589
769,721	Old Dominion Freight Line, Inc.	150,234,145
1,833,731	Sensata Technologies Holding PLC*	96,710,973
408,234	UniFirst Corp.	86,419,055
		921,119,523
	Financials — 11.5%
215,276	Alleghany Corp.	129,959,969
1,721,160	Cincinnati Financial Corp.	150,377,749
997,694	M&T Bank Corp.	127,006,446
2,732,337	Moelis & Co. - Class A	127,764,078
		535,108,242
	Materials — 10.2%
3,080,352	Axalta Coating Systems Ltd. *	87,944,050
936,335	Ball Corp.	87,247,695
312,191	NewMarket Corp.	124,342,554
1,160,633	Vulcan Materials Co.	172,133,480
		471,667,779
	Consumer Staples — 9.7%
1,476,132	Brown-Forman Corp. - Class B	117,249,165
1,776,002	Lamb Weston Holdings, Inc.	139,842,397
1,905,000	Post Holdings, Inc.*	192,424,050
		449,515,612
	Consumer Discretionary — 8.6%
1,629,840	CarMax, Inc.*	153,954,687
1,367,146	Dollar Tree, Inc.*	147,706,454
1,053,856	Hasbro, Inc.	98,577,690
		400,238,831
Shares		Market Value

	Health Care — 7.2%
721,007	Haemonetics Corp.*	$ 85,619,581
2,458,134	Perrigo Co. PLC	109,927,752
727,381	STERIS PLC	137,867,795
		333,415,128
	Real Estate — 2.8%
3,772,403	STORE Capital Corp. REIT	128,186,254
	Communication Services — 2.0%
3,102,357	Fox Corp. - Class A	90,340,636
	Total Common Stocks	$4,367,929,340
	Short-Term Investment Fund — 5.9%
275,092,496	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	275,092,495
	Total Investment Securities—100.2% (Cost $3,730,579,462)	$4,643,021,835
	Liabilities in Excess of Other Assets — (0.2%)	(8,848,470)
	Net Assets — 100.0%	$4,634,173,365
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,367,929,340	$—	$—	$4,367,929,340
Short-Term Investment Fund	275,092,495	—	—	275,092,495
Total	$4,643,021,835	$—	$—	$4,643,021,835
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 97.0%
	Financials — 14.7%
269,578	American International Group, Inc.	$ 10,206,223
87,145	Ameriprise Financial, Inc.	16,934,888
402,446	Arch Capital Group Ltd.*	14,516,227
265,101	Hartford Financial Services Group, Inc. (The)	12,984,647
40,893	M&T Bank Corp.	5,205,679
209,825	PacWest Bancorp	5,329,555
175,982	Pinnacle Financial Partners, Inc.	11,333,241
148,062	Reinsurance Group of America, Inc.	17,160,386
104,066	Signature Bank	14,079,089
545,713	Sterling Bancorp.	9,811,919
		117,561,854
	Industrials — 11.8%
200,236	AerCap Holdings N.V. (Ireland)*	9,126,757
196,570	Clean Harbors, Inc. *	14,958,977
70,506	Dover Corp.	8,901,382
198,544	Hexcel Corp.	9,627,398
28,766	Huntington Ingalls Industries, Inc.	4,904,028
36,945	Parker-Hannifin Corp.	10,064,187
138,191	Regal-Beloit Corp.	16,971,237
58,943	Snap-on, Inc.	10,087,505
140,729	Stericycle, Inc.*	9,756,742
		94,398,213
	Consumer Staples — 11.5%
45,406	Constellation Brands, Inc. - Class A	9,946,184
294,713	Darling Ingredients, Inc.*	16,999,046
216,717	Hain Celestial Group, Inc. (The)*	8,701,187
221,106	Ingredion, Inc.	17,394,409
137,063	Lamb Weston Holdings, Inc.	10,792,341
381,012	TreeHouse Foods, Inc.*	16,189,200
186,981	Tyson Foods, Inc. - Class A	12,049,056
		92,071,423
	Consumer Discretionary — 11.1%
7,629	AutoZone, Inc.*	9,043,722
292,758	BorgWarner, Inc.	11,312,169
89,401	Carter's, Inc.	8,409,952
101,528	Columbia Sportswear Co.	8,871,517
35,535	Dollar General Corp.	7,473,010
118,167	Dollar Tree, Inc.*	12,766,763
113,829	Hasbro, Inc.	10,647,565
580,402	LKQ Corp.*	20,453,366
		88,978,064
	Health Care — 11.0%
56,404	AmerisourceBergen Corp.	5,514,055
235,771	Centene Corp.*	14,153,333
37,791	Charles River Laboratories International, Inc.*	9,442,459
154,266	DENTSPLY SIRONA, Inc.	8,077,368
188,109	Encompass Health Corp.	15,554,733
402,164	Envista Holdings Corp.*	13,564,992
53,302	Laboratory Corp. of America Holdings*	10,849,622
69,378	Zimmer Biomet Holdings, Inc.	10,690,456
		87,847,018
	Utilities — 10.9%
747,077	CenterPoint Energy, Inc.	16,166,746
108,861	DTE Energy Co.	13,216,814
145,524	Entergy Corp.	14,529,116
232,668	Evergy, Inc.	12,915,401
602,682	NiSource, Inc.	13,825,525
Shares		Market Value

	Utilities — (Continued)
94,477	Pinnacle West Capital Corp.	$ 7,553,436
135,089	Spire, Inc.	8,651,100
		86,858,138
	Real Estate — 8.9%
752,718	AGNC Investment Corp. REIT	11,742,401
92,785	Alexandria Real Estate Equities, Inc. REIT	16,536,143
245,077	American Campus Communities, Inc. REIT	10,481,943
81,786	Boston Properties, Inc. REIT	7,731,231
58,943	Digital Realty Trust, Inc. REIT	8,223,138
432,340	Host Hotels & Resorts, Inc. REIT	6,325,134
83,479	Mid-America Apartment Communities, Inc. REIT	10,575,954
		71,615,944
	Materials — 7.7%
256,922	Berry Global Group, Inc.*	14,436,447
107,733	FMC Corp.	12,381,754
591,899	Livent Corp.*	11,151,377
206,722	Olin Corp.	5,077,093
99,272	RPM International, Inc.	9,011,912
417,393	Valvoline, Inc.	9,658,474
		61,717,057
	Information Technology — 6.4%
119,577	Leidos Holdings, Inc.	12,569,934
194,031	MACOM Technology Solutions Holdings, Inc.*	10,679,466
130,858	PTC, Inc.*	15,651,926
74,593	Qorvo, Inc.*	12,402,578
		51,303,904
	Energy — 3.0%
128,602	Cimarex Energy Co.	4,823,861
379,884	Parsley Energy, Inc. - Class A	5,394,353
56,122	Pioneer Natural Resources	6,391,735
135,734	Valero Energy Corp.	7,678,472
		24,288,421
	Total Common Stocks	$776,640,036
	Exchange-Traded Fund — 1.0%
82,627	iShares Russell Mid-Cap Value ETF	8,011,514
	Short-Term Investment Fund — 1.1%
8,938,852	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	8,938,852
	Total Investment Securities—99.1% (Cost $614,785,849)	$793,590,402
	Other Assets in Excess of Liabilities — 0.9%	7,326,378
	Net Assets — 100.0%	$800,916,780
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$776,640,036	$—	$—	$776,640,036
Exchange-Traded Fund	8,011,514	—	—	8,011,514
Short-Term Investment Fund	8,938,852	—	—	8,938,852
Total	$793,590,402	$—	$—	$793,590,402
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 96.5%
	Information Technology — 33.5%
398,834	Adobe, Inc.*	$ 199,464,860
387,435	Atlassian Corp. PLC - Class A*	90,609,423
185,608	Coupa Software, Inc.*	62,904,407
410,674	Intuit, Inc.	155,994,519
546,955	ServiceNow, Inc.*	301,060,441
175,692	Snowflake, Inc. - Class A*	49,439,729
1,582,872	Square, Inc. - Class A*	344,496,262
610,541	Twilio, Inc. - Class A*	206,668,129
1,546,010	Visa, Inc. - Class A	338,158,767
		1,748,796,537
	Communication Services — 32.7%
211,789	Charter Communications, Inc. - Class A*	140,109,013
690,230	Facebook, Inc. - Class A*	188,543,227
377,009	Fiverr International Ltd. (Israel)*	73,554,456
1,728,139	Match Group, Inc.*	261,277,335
656,337	Netflix, Inc.*	354,901,106
2,191,133	Sea Ltd. (Taiwan) ADR*	436,145,024
3,194,543	Warner Music Group Corp. - Class A	121,360,689
992,498	Zillow Group, Inc. - Class C*	128,826,240
		1,704,717,090
	Health Care — 11.8%
313,572	Align Technology, Inc.*	167,566,605
149,047	DexCom, Inc.*	55,105,657
952,253	Edwards Lifesciences Corp.*	86,874,041
280,695	Illumina, Inc.*	103,857,150
88,534	Mirati Therapeutics, Inc.*	19,445,608
214,839	Sarepta Therapeutics, Inc.*	36,627,901
894,284	Zoetis, Inc.	148,004,002
		617,480,964
	Consumer Discretionary — 10.0%
427,636	Airbnb, Inc. - Class A*†	62,776,965
86,697	Amazon.com, Inc.*	282,366,060
372,491	DoorDash, Inc. - Class A*†	53,173,090
1,308,178	Floor & Decor Holdings, Inc. - Class A*	121,464,328
		519,780,443
	Industrials — 7.1%
158,732	CoStar Group, Inc.*	146,712,813
4,446,560	Uber Technologies, Inc.*	226,774,560
		373,487,373
Shares		Market Value

	Consumer Staples — 1.4%
1,816,093	Grocery Outlet Holding Corp.*	$ 71,281,650
	Total Common Stocks	$5,035,544,057
	Short-Term Investment Funds — 4.7%
158,071,850	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	158,071,850
84,978,027	Invesco Government & Agency Portfolio, Institutional Class, 0.03%∞Ω**	84,978,027
	Total Short-Term Investment Funds	$243,049,877
	Total Investment Securities—101.2% (Cost $2,355,823,180)	$5,278,593,934
	Liabilities in Excess of Other Assets — (1.2%)	(61,914,174)
	Net Assets — 100.0%	$5,216,679,760
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2020 was $83,771,066.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ADR – American Depositary Deposit
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,035,544,057	$—	$—	$5,035,544,057
Short-Term Investment Funds	243,049,877	—	—	243,049,877
Total	$5,278,593,934	$—	$—	$5,278,593,934
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 96.0%
	Industrials — 22.7%
33,621	Armstrong World Industries, Inc.	$ 2,501,066
20,151	GATX Corp.	1,676,160
47,847	Kaman Corp.	2,733,499
38,074	Landstar System, Inc.	5,127,045
33,017	Masonite International Corp. *	3,246,892
45,444	Matson, Inc.	2,588,945
11,937	UniFirst Corp.	2,526,943
		20,400,550
	Consumer Discretionary — 16.7%
21,479	Churchill Downs, Inc.	4,183,894
3,620	Graham Holdings Co. - Class B	1,930,836
60,384	Penske Automotive Group, Inc.	3,586,206
195,681	Tempur Sealy International, Inc.*	5,283,387
		14,984,323
	Financials — 16.6%
68,628	Atlantic Union Bankshares Corp.	2,260,606
49,611	Cannae Holdings, Inc.*	2,196,279
43,703	Eaton Vance Corp.	2,968,745
80,565	Moelis & Co. - Class A	3,767,219
3,681	White Mountains Insurance Group Ltd.	3,683,430
		14,876,279
	Materials — 12.1%
96,264	GCP Applied Technologies, Inc.*	2,276,644
52,440	Ingevity Corp.*	3,971,281
9,795	NewMarket Corp.	3,901,250
40,898	Tredegar Corp.	682,997
		10,832,172
	Real Estate — 8.2%
118,945	Alexander & Baldwin, Inc. REIT	2,043,475
66,303	First Industrial Realty Trust, Inc. REIT	2,793,345
60,417	STORE Capital Corp. REIT	2,052,970
31,435	Tejon Ranch Co.*	454,236
		7,344,026
	Health Care — 7.9%
37,119	Bruker Corp.	2,009,251
24,392	Haemonetics Corp.*	2,896,550
32,365	LivaNova PLC*	2,142,887
		7,048,688
Shares		Market Value

	Information Technology — 6.0%
76,484	ACI Worldwide, Inc.*	$ 2,939,280
27,222	ManTech International Corp. - Class A	2,421,125
		5,360,405
	Consumer Staples — 4.4%
33,209	Energizer Holdings, Inc.	1,400,755
28,389	PriceSmart, Inc.	2,585,954
		3,986,709
	Energy — 1.4%
41,974	Dril-Quip, Inc. *	1,243,270
	Total Common Stocks	$86,076,422
	Short-Term Investment Fund — 4.1%
3,669,407	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	3,669,408
	Total Investment Securities—100.1% (Cost $62,068,351)	$89,745,830
	Liabilities in Excess of Other Assets — (0.1%)	(70,096)
	Net Assets — 100.0%	$89,675,734
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$86,076,422	$—	$—	$86,076,422
Short-Term Investment Fund	3,669,408	—	—	3,669,408
Total	$89,745,830	$—	$—	$89,745,830
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2020 (Unaudited)
Shares		Market Value
	Common Stocks — 97.7%
	Financials — 20.5%
34,935	Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	$ 1,088,575
41,882	BankUnited, Inc.	1,456,656
120,906	First Horizon Corp.	1,542,760
109,488	FNB Corp.	1,040,136
9,780	Hanover Insurance Group, Inc. (The)	1,143,478
8,682	Kemper Corp.	667,038
105,550	MGIC Investment Corp.	1,324,652
22,904	Pinnacle Financial Partners, Inc.	1,475,018
76,349	Sterling Bancorp.	1,372,755
47,061	Umpqua Holdings Corp.	712,503
28,429	Univest Financial Corp.	585,069
20,639	Western Alliance Bancorp	1,237,308
		13,645,948
	Industrials — 20.1%
16,839	Altra Industrial Motion Corp.	933,386
15,661	BWX Technologies, Inc.	944,045
14,393	CIRCOR International, Inc. *	553,267
14,276	Clean Harbors, Inc. *	1,086,403
5,042	EMCOR Group, Inc.	461,141
21,080	Enerpac Tool Group Corp.	476,619
9,382	EnPro Industries, Inc.	708,528
32,966	Harsco Corp.*	592,729
13,605	Hexcel Corp.	659,706
9,135	Hillenbrand, Inc.	363,573
15,042	Huron Consulting Group, Inc.*	886,726
15,599	ITT, Inc.	1,201,435
16,903	Kelly Services, Inc. - Class A	347,695
16,590	Korn/Ferry International	721,665
10,276	Masonite International Corp. *	1,010,542
6,696	Regal-Beloit Corp.	822,336
7,038	SPX FLOW, Inc.*	407,922
9,267	Standex International Corp.	718,378
50,023	Team, Inc.*	545,251
		13,441,347
	Consumer Staples — 10.1%
9,038	BJ's Wholesale Club Holdings, Inc.*	336,937
12,009	Cal-Maine Foods, Inc.*	450,818
9,409	Energizer Holdings, Inc.	396,872
13,190	Hain Celestial Group, Inc. (The)*	529,578
58,156	Hostess Brands, Inc.*	851,404
12,188	Ingredion, Inc.	958,830
10,292	MGP Ingredients, Inc.	484,341
6,217	Sanderson Farms, Inc.	821,887
8,159	Spectrum Brands Holdings, Inc.	644,398
30,030	TreeHouse Foods, Inc.*	1,275,975
		6,751,040
	Materials — 9.2%
9,826	Cabot Corp.	440,991
8,565	Ingevity Corp.*	648,628
6,088	Innospec, Inc.	552,364
44,104	Livent Corp.*	830,919
52,253	O-I Glass, Inc.	621,811
20,341	Olin Corp.	499,575
4,355	Sensient Technologies Corp.	321,268
13,166	Silgan Holdings, Inc.	488,195
35,877	Valvoline, Inc.	830,194
16,212	WR Grace & Co.	888,742
		6,122,687
Shares		Market Value

	Information Technology — 8.5%
6,318	Belden, Inc.	$ 264,724
3,556	CACI International, Inc. - Class A*	886,618
10,541	ExlService Holdings, Inc.*	897,355
64,244	Harmonic, Inc.*	474,763
15,281	MACOM Technology Solutions Holdings, Inc.*	841,066
7,356	ManTech International Corp. - Class A	654,243
4,514	Rogers Corp.*	700,979
64,408	Viavi Solutions, Inc.*	964,510
		5,684,258
	Consumer Discretionary — 7.1%
29,331	American Eagle Outfitters, Inc.	588,673
13,555	Callaway Golf Co.	325,456
4,355	Carter's, Inc.	409,675
11,311	Murphy USA, Inc.	1,480,271
6,345	Oxford Industries, Inc.	415,661
17,588	Steven Madden Ltd.	621,208
5,146	Texas Roadhouse, Inc.	402,211
21,316	Vista Outdoor, Inc.*	506,468
		4,749,623
	Utilities — 6.7%
9,214	Black Hills Corp.	566,200
8,777	Hawaiian Electric Industries, Inc.	310,618
9,601	IDACORP, Inc.	921,984
46,922	Portland General Electric Co.	2,006,854
10,470	Spire, Inc.	670,499
		4,476,155
	Real Estate — 6.5%
15,369	American Campus Communities, Inc. REIT	657,332
32,372	Blackstone Mortgage Trust, Inc. - Class A REIT	891,201
43,758	Columbia Property Trust, Inc. REIT	627,490
19,758	Corporate Office Properties Trust REIT	515,289
25,572	Dynex Capital, Inc. REIT	455,181
42,632	Lexington Realty Trust REIT	452,752
101,347	Newmark Group, Inc. - Class A	738,820
		4,338,065
	Health Care — 5.0%
31,372	Envista Holdings Corp.*	1,058,177
14,839	Integra LifeSciences Holdings Corp.*	963,348
9,936	NuVasive, Inc.*	559,695
22,064	Prestige Consumer Healthcare, Inc.*	769,372
		3,350,592
	Energy — 2.1%
4,602	Cactus, Inc. - Class A	119,974
9,038	DMC Global, Inc.	390,893
27,869	Parsley Energy, Inc. - Class A	395,740
19,398	PDC Energy, Inc.*	398,241
25,168	Select Energy Services, Inc. - Class A*	103,189
		1,408,037
	Communication Services — 1.9%
7,113	Cogent Communications Holdings, Inc.	425,855
59,962	TEGNA, Inc.	836,470
		1,262,325
	Total Common Stocks	$65,230,077
	Exchange-Traded Fund — 1.5%
7,741	iShares Russell 2000 Value ETF	1,019,877

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 0.3%
183,460	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	$ 183,460
	Total Investment Securities—99.5% (Cost $54,802,191)	$66,433,414
	Other Assets in Excess of Liabilities — 0.5%	340,813
	Net Assets — 100.0%	$66,774,227
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ETF – Exchange-Traded Fund
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$65,230,077	$—	$—	$65,230,077
Exchange-Traded Fund	1,019,877	—	—	1,019,877
Short-Term Investment Fund	183,460	—	—	183,460
Total	$66,433,414	$—	$—	$66,433,414
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2020 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 40.5%
$ 1,059,047	Accredited Mortgage Loan Trust, Ser 2005-1, Class M1, (1M LIBOR +0.705%), 0.853%, 4/25/35(A)	$ 1,057,774
1,421,094	Aegis Asset Backed Securities Trust Mortgage Pass-Through Certificate, Ser 2005-4, Class M1, (1M LIBOR +0.675%), 0.823%, 10/25/35(A)	1,417,866
3,764,879	ALM XVI Ltd./ALM XVI LLC (Cayman Islands), Ser 2015-16A, Class AAR2, 144a, (3M LIBOR +0.900%), 1.137%, 7/15/27(A)	3,760,768
1,576,760	American Credit Acceptance Receivables Trust, Ser 2017-1, Class D, 144a, 3.540%, 3/13/23	1,578,340
2,725,369	American Credit Acceptance Receivables Trust, Ser 2018-1, Class D, 144a, 3.930%, 4/10/24	2,760,715
88,825	American Credit Acceptance Receivables Trust, Ser 2018-2, Class C, 144a, 3.700%, 7/10/24	89,201
3,755,000	American Credit Acceptance Receivables Trust, Ser 2019-3, Class B, 144a, 2.590%, 8/14/23	3,771,361
6,944,081	American Credit Acceptance Receivables Trust, Ser 2020-3, Class A, 144a, 0.620%, 10/13/23	6,952,157
8,566,656	American Credit Acceptance Receivables Trust, Ser 2020-4, Class A, 144a, 0.530%, 3/13/24	8,573,791
3,725,000	AmeriCredit Automobile Receivables Trust, Ser 2016-4, Class D, 2.740%, 12/8/22	3,760,653
12,090,000	AmeriCredit Automobile Receivables Trust, Ser 2017-3, Class C, 2.690%, 6/19/23	12,256,156
2,467,781	AmeriCredit Automobile Receivables Trust, Ser 2017-4, Class B, 2.360%, 12/19/22	2,476,653
3,000,000	Avery Point IV CLO Ltd. (Cayman Islands), Ser 2014-1A, Class BR, 144a, (3M LIBOR +1.600%), 1.815%, 4/25/26(A)	3,000,486
1,303,831	Avid Automobile Receivables Trust, Ser 2019-1, Class A, 144a, 2.620%, 2/15/24	1,315,836
6,048,000	BDS Ltd. (Cayman Islands), Ser 2020-FL5, Class B, 144a, (1M LIBOR +1.800%), 1.958%, 2/16/37(A)	5,991,697
231,364	Bear Stearns Asset Backed Securities Trust, Ser 2005-SD2, Class 1M1, (1M LIBOR +0.650%), 1.123%, 3/25/35(A)	231,302
10,895,610	BSPRT Issuer Ltd. (Cayman Islands), Ser 2018-FL4, Class A, 144a, (1M LIBOR +1.050%), 1.209%, 9/15/35(A)	10,835,354
7,590,000	Cedar Funding II CLO Ltd. (Cayman Islands), Ser 2013-1A, Class AFR, 144a, 3.020%, 6/9/30	7,611,905
4,345,779	CIFC Funding Ltd. (Cayman Islands), Ser 2012-2RA, Class A1, 144a, (3M LIBOR +0.800%), 1.018%, 1/20/28(A)	4,329,335
309,128	Conn's Receivables Funding, Ser 2019-B, Class A, 144a, 2.660%, 6/17/24	309,357
299,825	CPS Auto Receivables Trust, Ser 2016-A, Class D, 144a, 5.000%, 12/15/21	300,748
5,520,000	CPS Auto Receivables Trust, Ser 2018-D, Class C, 144a, 3.830%, 9/15/23	5,606,773
2,345,000	CPS Auto Receivables Trust, Ser 2019-A, Class C, 144a, 3.890%, 12/16/24	2,402,063
3,825,000	CPS Auto Receivables Trust, Ser 2019-C, Class B, 144a, 2.630%, 8/15/23	3,852,043
9,340,319	CPS Auto Receivables Trust, Ser 2020-C, Class A, 144a, 0.630%, 3/15/24	9,349,149
6,524,790	CPS Auto Trust, Ser 2016-D, Class D, 144a, 4.530%, 1/17/23	6,587,270
12,532,400	Domino's Pizza Master Issuer LLC, Ser 2017-1A, Class A2I, 144a, (3M LIBOR +1.250%), 1.465%, 7/25/47(A)	12,544,682
4,156,450	Drive Auto Receivables Trust, Ser 2016-CA, Class D, 144a, 4.180%, 3/15/24	4,197,143
Principal Amount		Market Value
	Asset-Backed Securities — 40.5% (Continued)
$ 4,924,207	Drive Auto Receivables Trust, Ser 2017-3, Class D, 144a, 3.530%, 12/15/23	$ 4,998,247
12,868,000	Drive Auto Receivables Trust, Ser 2017-BA, Class E, 144a, 5.300%, 7/15/24	13,058,219
10,111,000	Drive Auto Receivables Trust, Ser 2018-2, Class D, 4.140%, 8/15/24	10,403,375
7,000,000	DT Auto Owner Trust, Ser 2017-1A, Class E, 144a, 5.790%, 2/15/24	7,064,946
619,223	DT Auto Owner Trust, Ser 2017-2A, Class D, 144a, 3.890%, 1/15/23	620,557
5,685,000	DT Auto Owner Trust, Ser 2017-2A, Class E, 144a, 6.030%, 1/15/24	5,814,289
1,432,181	DT Auto Owner Trust, Ser 2017-3A, Class D, 144a, 3.580%, 5/15/23	1,441,622
7,942,665	DT Auto Owner Trust, Ser 2018-1A, Class D, 144a, 3.810%, 12/15/23	8,050,731
1,030,239	DT Auto Owner Trust, Ser 2018-2A, Class C, 144a, 3.670%, 3/15/24	1,033,936
4,350,000	DT Auto Owner Trust, Ser 2018-3A, Class C, 144a, 3.790%, 7/15/24	4,403,911
7,907,000	DT Auto Owner Trust, Ser 2019-1A, Class C, 144a, 3.610%, 11/15/24	8,055,756
426,325	DT Auto Owner Trust, Ser 2019-3A, Class A, 144a, 2.550%, 8/15/22	427,046
3,474,839	DT Auto Owner Trust, Ser 2020-2A, Class A, 144a, 1.140%, 1/16/24	3,490,436
6,622,837	DT Auto Owner Trust, Ser 2020-3A, Class A, 144a, 0.540%, 4/15/24	6,634,828
154,510	Elara HGV Timeshare Issuer LLC, Ser 2014-A, Class A, 144a, 2.530%, 2/25/27	154,761
3,368,742	Elara HGV Timeshare Issuer LLC, Ser 2016-A, Class A, 144a, 2.730%, 4/25/28	3,433,714
3,100,015	Exeter Automobile Receivables Trust, Ser 2018-4A, Class C, 144a, 3.970%, 9/15/23	3,138,096
4,100,006	Exeter Automobile Receivables Trust, Ser 2020-2A, Class A, 144a, 1.130%, 8/15/23	4,111,555
12,375,000	Exeter Automobile Receivables Trust, Ser 2020-3A, Class A2, 0.460%, 10/17/22	12,378,617
2,166,205	First Frankin Mortgage Loan Trust, Ser 2006-FF3, Class A2B, (1M LIBOR +0.400%), 0.548%, 2/25/36(A)	2,163,274
2,256,708	Flagship Credit Auto Trust, Ser 2016-3, Class D, 144a, 3.890%, 11/15/22	2,287,652
1,359,000	Flagship Credit Auto Trust, Ser 2018-2, Class B, 144a, 3.560%, 5/15/23	1,374,862
1,125,000	Flagship Credit Auto Trust, Ser 2018-3, Class B, 144a, 3.590%, 12/16/24	1,144,030
677,434	Flagship Credit Auto Trust, Ser 2018-4, Class A, 144a, 3.410%, 5/15/23	683,037
4,524,876	Flagship Credit Auto Trust, Ser 2019-3, Class A, 144a, 2.330%, 2/15/24	4,580,614
2,660,013	Flatiron CLO Ltd. (Cayman Islands), Ser 2015-1A, Class AR, 144a, (3M LIBOR +0.890%), 1.127%, 4/15/27(A)	2,657,952
429,265	GLS Auto Receivables Issuer Trust, Ser 2019-1A, Class A, 144a, 3.370%, 1/17/23	430,771
1,340,195	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	1,349,009
2,649,030	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	2,671,681
3,311,859	GLS Auto Receivables Issuer Trust, Ser 2019-4A, Class A, 144a, 2.470%, 11/15/23	3,349,069
3,046,478	GLS Auto Receivables Issuer Trust, Ser 2020-1A, Class A, 144a, 2.170%, 2/15/24	3,079,296

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 40.5% (Continued)
$ 5,000,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class A, 144a, 0.520%, 2/15/24	$ 5,001,677
193,756	GLS Auto Receivables Trust, Ser 2018-1A, Class A, 144a, 2.820%, 7/15/22	193,962
3,423,445	GLS Auto Receivables Trust, Ser 2018-3A, Class B, 144a, 3.780%, 8/15/23	3,479,307
4,790,000	Grand Avenue CRE, Ser 2019-FL1, Class A, 144a, (1M LIBOR +1.120%), 1.279%, 6/15/37(A)	4,766,537
1,715,163	Home Equity Asset Trust, Ser 2005-3, Class M4, (1M LIBOR +0.640%), 1.108%, 8/25/35(A)	1,715,970
886,517	Home Equity Asset Trust, Ser 2005-8, Class M1, (1M LIBOR +0.430%), 0.578%, 2/25/36(A)	884,798
3,206,538	Magnetite XVI Ltd. (Cayman Islands), Ser 2015-16A, Class AR, 144a, (3M LIBOR +0.800%), 1.018%, 1/18/28(A)	3,194,513
1,643,902	Merrill Lynch Mortgage Investors Trust, Ser 2006-FF1, Class M4, (1M LIBOR +0.370%), 0.703%, 8/25/36(A)	1,642,953
555,763	Mid-State Capital Trust, Ser 2010-1, Class M, 144a, 5.250%, 12/15/45	572,827
2,967,585	Mill City Mortgage Loan Trust, Ser 2017-1, Class A1, 144a, 2.750%, 11/25/58(A)(B)	3,012,760
656,330	New Century Home Equity Loan Trust, Ser 2005-B, Class A2D, (1M LIBOR +0.800%), 0.948%, 10/25/35(A)	655,420
5,013,319	OCP CLO Ltd. (Cayman Islands), Ser 2015-8A, Class A1R, 144a, (3M LIBOR +0.800%), 1.068%, 4/17/27(A)	5,011,605
2,532,557	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2018-4A, Class A1, 144a, (3M LIBOR +0.900%), 1.121%, 11/15/26(A)	2,531,511
4,515,922	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-1A, Class A1, 144a, (3M LIBOR +1.050%), 1.268%, 4/20/27(A)	4,516,112
6,893,350	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2019-3A, Class A1, 144a, (3M LIBOR +0.850%), 1.074%, 8/20/27(A)	6,880,080
4,795,371	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2020-1A, Class A1, 144a, (3M LIBOR +1.025%), 1.024%, 2/20/28(A)	4,783,685
14,097,609	Progress Residential Trust, Ser 2017-SFR1, Class A, 144a, 2.768%, 8/17/34	14,267,937
1,200,000	Progress Residential Trust, Ser 2018-SFR1, Class B, 144a, 3.484%, 3/17/35	1,201,908
684,944	RAAC Trust, Ser 2006-SP4, Class M1, (1M LIBOR +0.340%), 0.658%, 11/25/36(A)	684,091
7,224,870	RAMP Series Trust, Ser 2006-NC3, Class A3, (1M LIBOR +0.540%), 0.688%, 3/25/36(A)	7,191,378
3,425,727	RAMP Series Trust, Ser 2006-RZ5, Class A3, (1M LIBOR +0.250%), 0.398%, 8/25/46(A)	3,415,941
12,100,000	Santander Consumer Auto Receivables Trust, Ser 2020-BA, Class A2, 144a, 0.380%, 2/15/23	12,103,716
9,300,000	Santander Drive Auto Receivables Trust, Ser 2017-1, Class E, 144a, 5.050%, 7/15/24	9,457,394
4,900,000	Santander Drive Auto Receivables Trust, Ser 2017-3, Class E, 4.970%, 1/15/25	5,073,456
2,732,000	Santander Drive Auto Receivables Trust, Ser 2018-1, Class D, 3.320%, 3/15/24	2,794,351
8,545,000	Santander Drive Auto Receivables Trust, Ser 2020-3, Class A2, 0.460%, 9/15/23	8,550,130
1,509,598	Sierra Timeshare Receivables Funding LLC, Ser 2016-3A, Class B, 144a, 2.630%, 10/20/33	1,512,930
789,137	Sierra Timeshare Receivables Funding LLC, Ser 2019-1A, Class B, 144a, 3.420%, 1/20/36	813,285
Principal Amount		Market Value
	Asset-Backed Securities — 40.5% (Continued)
$ 1,684,763	Structured Asset Investment Loan Trust, Ser 2005-1, Class M2, 144a, (1M LIBOR +0.720%), 0.868%, 2/25/35(A)	$ 1,691,566
6,654,082	Symphony CLO XIV Ltd. (Cayman Islands), Ser 2014-14A, Class AR, 144a, (3M LIBOR +0.950%), 1.179%, 7/14/26(A)	6,648,792
8,750,000	THL Credit Wind River CLO Ltd. (Cayman Islands), Ser 2012-1A, Class BR2, 144a, (3M LIBOR +1.450%), 1.687%, 1/15/26(A)	8,750,192
993,347	TLF National Tax Lien Trust, Ser 2017-1A, Class A, 144a, 3.090%, 12/15/29	1,000,070
1,609,098	Towd Point Mortgage Trust, Ser 2015-3, Class A1B, 144a, 3.000%, 3/25/54(A)(B)	1,614,658
347,636	Towd Point Mortgage Trust, Ser 2015-4, Class A1B, 144a, 2.750%, 4/25/55(A)(B)	348,766
5,000,000	Towd Point Mortgage Trust, Ser 2015-4, Class A2, 144a, 3.750%, 4/25/55(A)(B)	5,181,028
10,795,575	Towd Point Mortgage Trust, Ser 2017-1, Class A1, 144a, 2.750%, 10/25/56(A)(B)	11,064,401
3,539,074	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (1M LIBOR +0.600%), 0.748%, 2/25/57(A)	3,527,735
2,322,416	Towd Point Mortgage Trust, Ser 2018-SJ1, Class A1, 144a, 4.000%, 10/25/58(A)(B)	2,330,985
5,302,517	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (1M LIBOR +1.000%), 1.148%, 10/25/48(A)	5,323,125
3,574,077	Towd Point Mortgage Trust, Ser 2019-MH1, Class A1, 144a, 3.000%, 11/25/58(A)(B)	3,663,722
1,270,058	Towd Point Mortgage Trust, Ser 2019-SJ1, Class A1, 144a, 3.750%, 11/25/58(A)(B)	1,276,350
8,576,902	Towd Point Mortgage Trust, Ser 2019-SJ3, Class A1, 144a, 3.000%, 11/25/59(A)(B)	8,671,592
3,791,900	United Auto Credit Securitization Trust, Ser 2020-1, Class A, 144a, 0.850%, 5/10/22	3,793,992
6,753,601	Venture XII CLO Ltd. (Cayman Islands), Ser 2012-12A, Class ARR, 144a, (3M LIBOR +0.800%), 1.024%, 2/28/26(A)	6,730,902
502,395	Welk Resorts LLC, Ser 2013-AA, Class A, 144a, 3.100%, 3/15/29	508,701
2,305,773	Westlake Automobile Receivables Trust, Ser 2017-2A, Class D, 144a, 3.280%, 12/15/22	2,312,550
1,145,475	Westlake Automobile Receivables Trust, Ser 2018-2A, Class C, 144a, 3.500%, 1/16/24	1,149,767
3,415,000	Westlake Automobile Receivables Trust, Ser 2018-2A, Class D, 144a, 4.000%, 1/16/24	3,485,293
11,320,000	Westlake Automobile Receivables Trust, Ser 2019-1A, Class C, 144a, 3.450%, 3/15/24	11,549,848
9,425,000	Westlake Automobile Receivables Trust, Ser 2020-3A, Class A2, 144a, 0.560%, 5/15/24	9,445,725
	Total Asset-Backed Securities	$467,386,461
	Corporate Bonds — 19.4%
	Financials — 5.8%
7,788,000	Capital One Financial Corp., 3.450%, 4/30/21	7,845,848
2,933,000	Citibank NA, (3M LIBOR +0.350%), 0.564%, 2/12/21(A)	2,933,176
4,367,000	Comerica, Inc., 3.700%, 7/31/23	4,711,316
7,200,000	Fifth Third Bancorp, 3.650%, 1/25/24	7,852,514
4,000,000	FNB Corp., 2.200%, 2/24/23	4,074,240
2,000,000	Intercontinental Exchange, Inc., 0.700%, 6/15/23	2,013,598
5,910,000	Intercontinental Exchange, Inc., (3M LIBOR +0.650%), 0.867%, 6/15/23(A)	5,927,787
3,800,000	Mitsubishi UFJ Financial Group, Inc. (Japan), (1 Year CMT Rate +0.680%), 0.848%, 9/15/24	3,822,659

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 19.4% (Continued)
	Financials — (Continued)
$ 7,000,000	National Bank of Canada (Canada), (1 Year CMT Rate +0.770%), 0.900%, 8/15/23	$ 7,042,059
2,800,000	Sumitomo Mitsui Trust Bank Ltd. (Japan), 144a, 0.800%, 9/12/23	2,825,345
7,000,000	Truist Financial Corp., MTN, 2.150%, 2/1/21	7,000,000
4,000,000	UBS Group AG (Switzerland), 144a, (1 Year CMT Rate +0.830%), 1.008%, 7/30/24	4,038,676
1,700,000	Wells Fargo & Co., (3M LIBOR +1.025%), 1.240%, 7/26/21(A)	1,709,153
4,550,000	Zions Bancorp NA, 3.500%, 8/27/21	4,636,381
		66,432,752
	Utilities — 3.8%
7,225,000	Dominion Energy, Inc., (3M LIBOR +0.530%), 0.747%, 9/15/23(A)	7,238,294
6,000,000	Florida Power & Light Co., (3M LIBOR +0.380%), 0.602%, 7/28/23(A)	6,001,220
1,192,000	NextEra Energy Capital Holdings, Inc., (3M LIBOR +0.550%), 0.774%, 8/28/21(A)	1,192,383
2,500,000	NextEra Energy Capital Holdings, Inc., 2.403%, 9/1/21	2,534,375
7,000,000	Pacific Gas & Electric Co., (1M LIBOR +1.200%), 1.600%, 11/15/21(A)	7,003,835
7,500,000	Pacific Gas and Electric Co., 1.750%, 6/16/22	7,521,166
2,700,000	Public Service Co. of New Hampshire, 4.050%, 6/1/21	2,715,488
7,000,000	Southern California Edison Co., (3M LIBOR +0.270%), 0.501%, 12/3/21(A)	7,002,965
3,000,000	Southern California Gas Co., (3M LIBOR +0.350%), 0.570%, 9/14/23(A)	3,000,593
		44,210,319
	Industrials — 1.8%
12,500,000	Otis Worldwide Corp., (3M LIBOR +0.650%), 0.688%, 4/5/23(A)	12,502,962
8,156,000	Vulcan Materials Co., (3M LIBOR +0.650%), 0.875%, 3/1/21(A)	8,159,453
		20,662,415
	Information Technology — 1.5%
7,800,000	Hewlett Packard Enterprise Co., 1.450%, 4/1/24	8,014,648
9,500,000	International Business Machines Corp., (3M LIBOR +0.400%), 0.621%, 5/13/21(A)	9,513,789
		17,528,437
	Real Estate — 1.2%
5,800,000	SBA Tower Trust REIT, 144a, 3.722%, 4/11/23	5,951,487
8,300,000	SL Green Operating Partnership LP, (3M LIBOR +0.980%), 1.201%, 8/16/21(A)	8,280,717
		14,232,204
	Health Care — 1.2%
2,720,000	Cigna Corp., (3M LIBOR +0.650%), 0.879%, 9/17/21(A)	2,720,430
7,225,000	Dignity Health, 3.125%, 11/1/22	7,499,112
2,500,000	Upjohn, Inc., 144a, 1.125%, 6/22/22	2,523,628
1,093,000	Zimmer Biomet Holdings, Inc., (3M LIBOR +0.750%), 0.989%, 3/19/21(A)	1,093,000
		13,836,170
	Consumer Staples — 1.2%
3,925,000	General Mills, Inc., (3M LIBOR +0.600%), 0.770%, 4/16/21(A)	3,930,616
2,800,000	Mondelez International, Inc., 0.625%, 7/1/22	2,812,160
Principal Amount		Market Value

	Consumer Staples — (Continued)
$ 5,500,000	Nestle Holdings, Inc., 144a, 0.375%, 1/15/24	$ 5,505,543
1,570,000	Reckitt Benckiser Treasury Services PLC (United Kingdom), 144a, (3M LIBOR +0.560%), 0.798%, 6/24/22(A)	1,577,243
		13,825,562
	Materials — 1.1%
7,000,000	LYB International Finance III LLC, (3M LIBOR +1.000%), 1.238%, 10/1/23(A)	7,012,128
5,000,000	Nutrien Ltd. (Canada), 1.900%, 5/13/23	5,164,729
		12,176,857
	Energy — 0.9%
2,460,000	Phillips 66, (3M LIBOR +0.600%), 0.833%, 2/26/21(A)	2,460,284
8,450,000	Shell International Finance BV (Netherlands), 0.375%, 9/15/23	8,468,572
		10,928,856
	Consumer Discretionary — 0.5%
3,500,000	American Honda Finance Corp., MTN, 0.875%, 7/7/23	3,542,608
2,500,000	Hyundai Capital America, 144a, 2.375%, 2/10/23	2,576,556
		6,119,164
	Communication Services — 0.4%
4,040,000	Crown Castle Towers LLC, 144a, 3.222%, 5/15/22	4,082,980
	Total Corporate Bonds	$224,035,716
	Commercial Paper — 16.7%
7,500,000	Ameren Corp., 0.150%, 1/4/21(C)	7,499,875
800,000	Entergy Corp., 0.220%, 1/19/21(C)	799,882
25,000,000	Eversource Energy, 0.140%, 1/5/21(C)	24,999,479
13,000,000	Fidelity National Information Services, Inc., 0.340%, 1/20/21(C)	12,998,649
25,580,000	Hitachi International Treasury Ltd., 0.170%, 1/6/21(C)	25,579,361
1,530,000	Intercontinental Exchange Group, Inc., 0.250%, 2/1/21(C)	1,529,540
25,000,000	McKesson Corp., 0.160%, 1/4/21(C)	24,999,583
9,500,000	Pinnacle West Capital Corp., 0.230%, 1/4/21(C)	9,499,842
1,000,000	Siemens Capital Co. LLC, 0.120%, 1/5/21(C)	999,989
250,000	Sinopec Century Bright Capital Investment (America) LLC, 0.280%, 1/15/21(C)	249,969
6,550,000	Sinopec Century Bright Capital Investment (America) LLC, 0.501%, 1/14/21(C)	6,549,266
25,000,000	Southern Power Co., 0.250%, 1/6/21(C)	24,999,375
14,200,000	Southwestern Public Service Co., 0.200%, 1/7/21(C)	14,199,586
3,950,000	TransCanada pipeline, 0.310%, 1/25/21(C)	3,949,443
25,000,000	WEC Energy Group, Inc., 0.160%, 1/6/21(C)	24,999,375
8,622,000	Wisconsin Gas Co., 0.160%, 1/4/21(C)	8,621,856
	Total Commercial Paper	$192,475,070
	Commercial Mortgage-Backed Securities — 14.0%
4,800,000	Austin Fairmont Hotel Trust, Ser 2019-FAIR, Class C, 144a, (1M LIBOR +1.450%), 1.609%, 9/15/32(A)	4,613,469
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR +1.250%), 1.409%, 7/15/35(A)	7,920,389
7,804,120	BX Commercial Mortgage Trust, Ser 2018-IND, Class A, 144a, (1M LIBOR +0.750%), 0.909%, 11/15/35(A)	7,801,678
7,124,480	BX Commercial Mortgage Trust, Ser 2019-XL, Class A, 144a, (1M LIBOR +0.970%), 1.079%, 10/15/36(A)	7,137,764

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 14.0% (Continued)
$ 7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (1M LIBOR +0.850%), 1.009%, 11/15/34(A)	$ 7,081,318
1,393,449	CD Mortgage Trust, Ser 2006-CD3, Class AM, 5.648%, 10/15/48	1,430,974
2,134,951	CGDBB Commercial Mortgage Trust, Ser 2017-BIOC, Class B, 144a, (1M LIBOR +0.950%), 1.129%, 7/15/32(A)	2,134,304
2,100,000	CGRBS Commercial Mortgage Trust, Ser 2013-VN05, Class C, 144a, 3.584%, 3/13/35(A)(B)	2,212,210
3,416,904	Citigroup Commercial Mortgage Trust, Ser 2013-GC11, Class AAB, 2.690%, 4/10/46	3,487,762
3,502,142	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	3,538,431
68,780,000	Citigroup Commercial Mortgage Trust, Ser 2019-SST2, Class XCP, 144a, 1.726%, 12/15/36(A)(B)(D)	149,074
960,258	COMM Mortgage Trust, Ser 2012-LC4, Class A4, 3.288%, 12/10/44	973,539
66,166	COMM Mortgage Trust, Ser 2014-LC17, Class A2, 3.164%, 10/10/47	66,128
35,334,154	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 1.072%, 6/10/47(A)(B)(D)	1,083,727
2,680,000	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (1M LIBOR +0.750%), 0.909%, 7/15/32(A)	2,617,137
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (1M LIBOR +0.950%), 1.109%, 12/15/30(A)	5,967,881
7,023,677	DBRR Trust, Ser 2011-LC2, Class A4A, 144a, 4.537%, 7/12/44(A)(B)	7,046,509
736,509	DBUBS Mortgage Trust, Ser 2011-LC1A, Class A3, 144a, 5.002%, 11/10/46	736,447
34,635	DBUBS Mortgage Trust, Ser 2011-LC2A, Class A1FL, 144a, (1M LIBOR +1.350%), 1.498%, 7/12/44(A)	34,638
15,270,000	GRACE Mortgage Trust, Ser 2014-GRCE, Class A, 144a, 3.369%, 6/10/28	15,268,291
118,906,000	GS Mortgage Securities Corp. II, Ser 2017-SLP, Class XA, 144a, 1.172%, 10/10/32(A)(B)(D)	2,023,828
7,353,648	J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-FL11, Class A, 144a, (1M LIBOR +0.850%), 1.009%, 10/15/32(A)	7,110,503
3,988,044	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C24, Class A2, 2.940%, 11/15/47	3,986,032
4,790,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2012-C5, Class E, 144a, 4.675%, 8/15/45(A)(B)	4,732,385
4,082,893	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C8, Class ASB, 2.699%, 12/15/48	4,143,702
313,257	Morgan Stanley Capital I Trust, Ser 2007-IQ15, Class B, 144a, 6.148%, 6/11/49(A)(B)	312,656
2,000,000	Morgan Stanley Capital I Trust, Ser 2012-C4, Class A4, 3.244%, 3/15/45	2,031,129
2,100,000	Morgan Stanley Capital I Trust, Ser 2014-CPT, Class D, 144a, 3.446%, 7/13/29(A)(B)	2,115,708
7,977,228	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (1M LIBOR +0.850%), 1.009%, 8/15/33(A)	7,878,882
5,717,566	Ready Captial Mortgage Financing, Ser 2019-FL3, Class A, 144a, (1M LIBOR +1.000%), 1.148%, 3/25/34(A)	5,653,234
1,382,909	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	1,439,795
2,048,542	ReadyCap Mortgage Trust, Ser 2016-3, Class B, 144a, 3.752%, 11/20/38	2,050,659
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 14.0% (Continued)
$ 3,442,841	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class A, 144a, (1M LIBOR +0.750%), 0.903%, 11/11/34(A)	$ 3,339,220
9,616,463	Tharaldson Hotel Portfolio Trust, Ser 2018-THL, Class B, 144a, (1M LIBOR +1.100%), 1.253%, 11/11/34(A)	9,230,620
12,001,667	UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Class XA, 144a, 2.134%, 1/10/45(A)(B)(D)	88,089
1,057,721	WFRBS Commercial Mortgage Trust, Ser 2011-C4, Class AFL, 144a, (1M LIBOR +1.450%), 1.603%, 6/15/44(A)	1,057,923
12,554,299	WFRBS Commercial Mortgage Trust, Ser 2012-C7, Class AFL, 144a, (1M LIBOR +1.200%), 1.353%, 6/15/45(A)	12,507,807
10,450,000	WFRBS Commercial Mortgage Trust, Ser 2013-C12, Class D, 144a, 4.394%, 3/15/48(A)(B)	9,953,530
338,603	WFRBS Commercial Mortgage Trust, Ser 2014-C19, Class A3, 3.660%, 3/15/47	343,642
	Total Commercial Mortgage-Backed Securities	$161,301,014
	Municipal Bonds — 2.9%
	Other Territory — 2.1%
200,000	Rib Floater Trust, Txbl Muni Floaters Trust Ser 201, (LOC - Barclays Bank PLC), 144a, 0.440%, 7/1/22(A)(B)	200,000
12,900,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 0.440%, 9/1/30(A)(B)	12,900,000
1,200,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft 2020-003, (LOC - Barclays Bank PLC), 144a, 0.430%, 1/16/25(A)(B)	1,200,000
10,300,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Btmft Ser 2020, (LOC - Barclays Bank PLC), 144a, 0.430%, 9/1/30(A)(B)	10,300,000
		24,600,000
	Wisconsin — 0.4%
4,000,000	Public Finance Authority, Txbl Affinity Living Group 5 A, (LOC - Citizens Bank of MA), 3.750%, 2/1/22	4,001,040
	New Jersey — 0.3%
3,600,000	Taxable Municipal Funding Trust, Txbl Muni Fltrs Ser 2019-014, (LOC - Barclays Bank PLC), 144a, 0.440%, 9/1/27(A)(B)	3,600,000
	California — 0.1%
1,250,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 0.510%, 9/1/41(A)(B)	1,250,000
	Total Municipal Bonds	$33,451,040
	U.S. Government Agency Obligations — 1.6%
4,322	Small Business Administration Participation Certificates, 6.140%, 1/1/22	4,385
7,100	Small Business Administration Participation Certificates, Ser 2003-20E, Class 1, 4.640%, 5/1/23	7,371
73,493	Small Business Administration Pools, (Prime Rate -2.500%), Pool #508374, (Prime Rate +(2.500)%), 0.750%, 4/25/28(A)	73,357
2,200,000	United States International Development Finance Corp., 0.120%, 5/15/26(A)	2,200,000

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 1.6% (Continued)
$ 10,000,000	United States International Development Finance Corp., 0.130%, 9/30/27(A)	$ 10,000,000
6,000,000	United States International Development Finance Corp., 0.130%, 4/20/35(A)	6,000,000
	Total U.S. Government Agency Obligations	$18,285,113
	Non-Agency Collateralized Mortgage Obligations — 1.1%
1,189,248	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 2.926%, 4/25/33(A)(B)††	1,213,219
202,132	Bear Stearns ARM Trust, Ser 2004-1, Class 13A3, 3.906%, 4/25/34(A)(B)††	197,916
144,525	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	148,699
7,550,000	CFMT LLC, Ser 2020-HB4, Class A, 144a, 0.946%, 12/26/30(A)(B)	7,550,053
18,141	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	18,204
2,108,478	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 2.788%, 10/25/33(A)(B)	2,180,712
82,199	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 2.876%, 6/25/36(A)(B)	69,677
80,750	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 2.133%, 12/25/34(A)(B)	80,391
18,077	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 1.955%, 12/25/32(A)	17,564
1,181,856	Morgan Stanley Mortgage Loan Trust, Ser 2005-6AR, Class 1M1, (1M LIBOR +0.460%), 0.838%, 11/25/35(A)	1,178,922
552,248	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.490%, 2/25/37(A)(B)	476,023
	Total Non-Agency Collateralized Mortgage Obligations	$13,131,380
	U.S. Government Mortgage-Backed Obligations — 0.8%
165,384	FHLMC, Pool #1B7189, (12M LIBOR +2.470%), 3.860%, 3/1/36(A)	176,173
245,195	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 2.442%, 11/1/36(A)	258,173
110,117	FHLMC, Pool #1J1813, (12M LIBOR +1.925%), 2.631%, 8/1/37(A)	116,231
94,037	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 2.665%, 7/1/35(A)	93,814
72,236	FHLMC, Pool #1Q0080, (12M LIBOR +1.663%), 2.552%, 1/1/36(A)	75,452
167,246	FHLMC, Pool #1Q0119, (12M LIBOR +1.840%), 2.668%, 9/1/36(A)	176,163
126,926	FHLMC, Pool #1Q0187, (12M LIBOR +1.796%), 2.314%, 12/1/36(A)	132,259
118,504	FHLMC, Pool #1Q0339, (12M LIBOR +1.921%), 3.072%, 4/1/37(A)	125,474
171,551	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 2.543%, 11/1/36(A)	180,452
233,527	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 3.750%, 4/1/34(A)	246,178
111,562	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 2.493%, 11/1/36(A)	117,427
92,618	FHLMC, Pool #847795, (1 Year CMT Rate +2.277%), 2.701%, 4/1/35(A)	93,113
253,966	FHLMC, Pool #848539, (1 Year CMT Rate +2.270%), 3.292%, 4/1/37(A)	267,674
526,716	FHLMC, Pool #848583, (1 Year CMT Rate +2.318%), 3.313%, 1/1/36(A)	556,292
8,880	FHLMC, Pool #A92646, 5.500%, 6/1/40	10,406
9,093	FHLMC, Pool #C03505, 5.500%, 6/1/40	10,560
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 565	FHLMC, Pool #G00100, 8.000%, 2/1/23	$ 594
26,295	FHLMC, Pool #G01840, 5.000%, 7/1/35	30,573
12,690	FNMA, Pool #175123, 7.450%, 8/1/22	12,749
931	FNMA, Pool #207530, 8.250%, 4/1/22	934
81,018	FNMA, Pool #254868, 5.000%, 9/1/33	93,652
34,113	FNMA, Pool #256272, 5.500%, 6/1/26	38,061
59,076	FNMA, Pool #256852, 6.000%, 8/1/27	66,331
14,528	FNMA, Pool #323832, 7.500%, 7/1/29	16,943
763	FNMA, Pool #334593, 7.000%, 5/1/24	801
24,268	FNMA, Pool #665773, 7.500%, 6/1/31	24,359
86,549	FNMA, Pool #679742, (1 Year CMT Rate +2.582%), 3.962%, 1/1/40(A)	86,726
94,782	FNMA, Pool #725424, 5.500%, 4/1/34	109,587
360,015	FNMA, Pool #725490, (12M LIBOR +1.621%), 3.302%, 4/1/34(A)	371,762
15,878	FNMA, Pool #735484, 5.000%, 5/1/35	18,434
62,728	FNMA, Pool #791978, (6M LIBOR +1.518%), 2.268%, 9/1/34(A)	62,839
97,587	FNMA, Pool #813170, (12M LIBOR +1.575%), 2.833%, 1/1/35(A)	100,898
349,360	FNMA, Pool #815323, (6M LIBOR +1.532%), 1.852%, 1/1/35(A)	360,764
110,227	FNMA, Pool #820364, (12M LIBOR +0.827%), 2.577%, 4/1/35(A)	111,292
154,566	FNMA, Pool #827787, (6M LIBOR +1.550%), 1.800%, 5/1/35(A)	160,692
50,045	FNMA, Pool #889060, 6.000%, 1/1/38	59,123
55,283	FNMA, Pool #889061, 6.000%, 1/1/38	65,546
3,645	FNMA, Pool #889382, 5.500%, 4/1/38	4,285
135,165	FNMA, Pool #922674, (12M LIBOR +1.905%), 3.276%, 4/1/36(A)	142,497
29,178	FNMA, Pool #960376, 5.500%, 12/1/37	34,303
25,711	FNMA, Pool #985670, 6.500%, 10/1/21	25,844
621,665	FNMA, Pool #995405, 5.500%, 10/1/23	648,136
44,212	FNMA, Pool #AA1150, 4.000%, 4/1/23	46,874
5,945	FNMA, Pool #AD0941, 5.500%, 4/1/40	6,995
41,998	FNMA, Pool #AE0363, 5.000%, 7/1/37	48,722
53,919	FNMA, Pool #AE5441, 5.000%, 10/1/40	62,698
72,855	FNMA, Pool #AI6588, 4.000%, 7/1/26	77,492
82,369	FNMA, Pool #AI8506, 4.000%, 8/1/26	87,689
80,572	FNMA, Pool #AL0211, 5.000%, 4/1/41	93,683
6,787	FNMA, Pool #AL0302, 5.000%, 4/1/24	7,124
420,462	FNMA, Pool #AL0478, (12M LIBOR +1.773%), 2.852%, 4/1/36(A)	440,559
159,084	FNMA, Pool #AL0543, 5.000%, 7/1/41	184,970
78,579	FNMA, Pool #AL1105, 4.500%, 12/1/40	88,201
18,185	FNMA, Pool #AL2591, 5.500%, 5/1/38	19,934
277,651	FNMA, Pool #AL5275, (6M LIBOR +1.511%), 2.011%, 9/1/37(A)	286,950
1,131,523	FNMA, Pool #AL7396, (6M LIBOR +1.535%), 1.886%, 2/1/37(A)	1,172,793
3,018	GNMA, Pool #344233, 8.000%, 2/15/23	3,061
9,765	GNMA, Pool #345123, 8.000%, 12/15/23	9,908
565	GNMA, Pool #569337, 6.500%, 4/15/22	569
1,260	GNMA, Pool #780322, 8.000%, 11/15/22	1,265
269,881	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 3.000%, 2/20/34(A)	281,522
112,540	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 2.875%, 4/20/34(A)	117,524
195,108	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 2.250%, 8/20/34(A)	203,561

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.8% (Continued)
$ 259,780	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 3.000%, 3/20/41(A)	$ 270,268
116,563	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.125%, 11/20/44(A)	120,453
560,057	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.125%, 12/20/44(A)	579,745
	Total U.S. Government Mortgage-Backed Obligations	$9,496,126
	Agency Collateralized Mortgage Obligations — 0.5%
72,591,417	FHLMC Multifamily Structured Pass Through Certificates, Ser KAIV, Class X1, 1.133%, 6/25/21(A)(B)(D)	82,311
208,432	FHLMC REMIC, Ser 2770, Class FH, (1M LIBOR +0.400%), 0.559%, 3/15/34(A)	209,525
38,109	FHLMC REMIC, Ser 3874, Class BD, 3.000%, 6/15/21	38,188
1,508,245	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	1,500,177
74,241	FNMA REMIC, Ser 2003-119, Class PU, 4.000%, 11/25/33	76,778
42,275	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	46,532
31,363	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	33,650
156,163	FNMA REMIC, Ser 2003-81, Class FE, (1M LIBOR +0.500%), 0.648%, 9/25/33(A)	157,576
319,655	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	346,626
310	FNMA REMIC, Ser 2010-13, Class WD, 4.250%, 3/25/25	313
35,373	FNMA REMIC, Ser 2011-15, Class HC, 2.500%, 3/25/26	35,456
100,331	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	101,730
400,181	FNMA REMIC, Ser 2012-47, Class AI, 3.000%, 5/25/22(D)	5,878
142,031	FNMA REMIC Trust, Ser 2001-W4, Class AF5, 6.114%, 2/25/32(A)(B)	172,370
65,948	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	65,939
37,388	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	38,956
139,629	GNMA, Ser 2012-27, Class A, 1.614%, 7/16/39	141,095
3,025,038	GNMA, Ser 2016-95, Class F, (1M LIBOR +0.450%), 0.603%, 1/16/58(A)	2,964,313
	Total Agency Collateralized Mortgage Obligations	$6,017,413
Shares
	Short-Term Investment Fund — 0.0%
73,267	Dreyfus Government Cash Management, Institutional Shares, 0.03%∞Ω	73,268
	Total Investment Securities—97.5% (Cost $1,126,915,717)	$1,125,652,601
	Other Assets in Excess of Liabilities — 2.5%	29,146,315
	Net Assets — 100.0%	$1,154,798,916
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2020.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Rate reflects yield at the time of purchase.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2020.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities were valued at $594,929,762 or 51.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$467,386,461	$—	$467,386,461
Corporate Bonds	—	224,035,716	—	224,035,716
Commercial Paper	—	192,475,070	—	192,475,070
Commercial Mortgage-Backed Securities	—	161,301,014	—	161,301,014
Municipal Bonds	—	33,451,040	—	33,451,040
U.S. Government Agency Obligations	—	18,285,113	—	18,285,113
Non-Agency Collateralized Mortgage Obligations	—	13,131,380	—	13,131,380
U.S. Government Mortgage-Backed Obligations	—	9,496,126	—	9,496,126
Agency Collateralized Mortgage Obligations	—	6,017,413	—	6,017,413
Short-Term Investment Fund	73,268	—	—	73,268
Total	$73,268	$1,125,579,333	$—	$1,125,652,601
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments (Unaudited)
December 31, 2020
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2020, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the "Underlying Funds") and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Fund’s valuation policies and procedures approved by the Funds' Board of Trustees are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.